UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December	31
Date of reporting period:	December	31, 2005
ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Large Cap Equity Fund

12.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Trustees & officers
page 35

For more information
page 41

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 12 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of December 31, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of large-
capitalization
companies in the
capitalization range
of the Standard &
Poor’s 500 Index
believed to be
undervalued and/or
offer the potential
for above-average
earnings growth.

Over the past twelve months

* Large-cap stocks delivered only modest gains, as investors worried about high energy prices, rising interest rates and a potential slowdown in consumer spending.

* The Fund’s stock selection was strong across nearly all sectors, which greatly aided performance.

* Investments in energy and utilities were among the Fund’s
top performers.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
6.9%	British Energy Group Plc
5.9%	Newmont Mining Corp.
4.7%	Suncor Energy, Inc.
4.5%	Agnico-Eagle Mines Ltd.
4.4%	Novelis, Inc.
4.4%	Telewest Global, Inc.
4.3%	Williams Cos., Inc. (The)
3.4%	Sprint Nextel Corp.
3.1%	Berkshire Hathaway, Inc. (Class B)
2.8%	Corn Products International, Inc.
As a percentage of net assets on December 31, 2005.

1

BY TIMOTHY E. KEEFE, CFA, ROBERT C. JUNKIN, CPA, AND ROGER C. HAMILTON,
PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Large Cap Equity Fund

John Hancock Large Cap Equity Fund had a solid year, despite less-than-optimal market conditions. The Fund’s Class A, Class B, Class C and Class I shares returned 16.26%, 15.36%, 15.36% and 16.75%, respectively, at net asset value for the 12 months ended December 31, 2005. Over the same period, the average large-cap core fund returned 4.84%, according to Lipper, Inc.1. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

Although earnings growth was solid in 2005, the Standard & Poor’s 500 Index advanced only 4.91% including reinvested dividends. Among the headwinds restraining the market’s returns were high oil and gas prices, which pressured both corporations and consumers. Borrowing costs also climbed, as the Federal Reserve continued raising short-term interest rates. Housing stocks showed signs of topping, triggering concerns that a slowdown in refinancing and home equity lending would dampen consumer spending. In addition, the Gulf Coast hurricanes led to a record drop in consumer confidence. Buffeted by these challenges, investor sentiment shifted, peaking over the summer before bottoming in October and rallying again late in the year.

“John Hancock Large Cap
Equity Fund had a solid year,
despite less-than-optimal
market conditions.”

Successful stock-picking strategy

Strong stock selection across most sectors drove Fund performance. Our focus was on undervalued securities with assets worth more than their stock prices reflected. As the difference between valuations on small- and large-cap stocks and growth and value stocks compressed during the year, value opportunities became increasingly scarce. We continued, however, to find companies with high free cash flow businesses, improving prospects and management teams that could create value for shareholders. Our biggest focus was on sectors such as energy and utilities, where

2

investment had not kept up with demand, leading to shortages in supply and the potential for huge pricing power. We avoided industries that seemed vulnerable to rising interest rates, such as banking, as well as stocks that relied on continued strong consumer spending, including retailers and auto manufacturers.

Standouts in energy and utilities

Within energy, the Fund focused on exploration and production companies with long-lived reserves that they could exploit for many years. We thought these companies would be best positioned to benefit from growing worldwide demand as well as high commodity prices. Suncor Energy, Inc. and Canadian Natural Resources Ltd., companies with reserves in the vast oil sands of Alberta, Canada, both posted huge gains. We sold EnCana, a large North American company that rallied nicely after it began shedding assets to focus exclusively on long-lived reserves. We kept Williams Cos., Inc., a gas pipeline company with an exploration-and-production business. It rallied nicely as assets the company owns in the Rocky Mountains began to yield far more gas production than investors had expected.

In the utilities sector, we focused on low-cost producers that could take advantage of improved pricing as well as companies that were restructuring. British Energy Group, Plc, a nuclear energy company that provides roughly 20% of the power in Great Britain, posted sharp gains after a substantial financial restructuring. The stock, which began the year at a cheap valuation, also benefited as nuclear production costs remained low, allowing the company to capture gains from improved pricing. In addition, Allegheny Energy, Inc., a low-cost coal producer in Pennsylvania, did quite well as the company restructured and investors anticipated the expiration of old contracts. Recent changes in legislation increased the possibility that a larger utility might buy the company, further fueling the stock’s return.

“Strong stock selection across most
sectors drove Fund performance.”

Added gains from precious metals

The Fund had a sizable stake in gold and silver mining stocks because we expected demand to exceed supply. We also thought gold would be immune to geopolitical risk, serve as insurance

3

Sector
distribution[2]

Energy -- 16%

Materials -- 14%

Utilities -- 12%

Telecommunication
services -- 11%

Consumer
discretionary -- 8%

Health care -- 8%

Financials -- 8%

Industrials -- 5%

Consumer
staples -- 4%

Information
technology -- 2%

against inflation and rally if the U.S. dollar weakened. For most of the year, precious metals stocks performed poorly as the U.S. dollar remained strong and high energy costs ate into the mines’ profits. In the fourth quarter of the year, however, gold prices broke from tradition and began rallying against currencies worldwide. Among the gold mining stocks the Fund owned were Agnico-Eagle Mines Ltd. in Canada; Newmont Mining Corp., which has premier properties throughout the world; and Freeport-McMoRan Copper & Gold, Inc., best known for its low-cost copper production. All three stocks were very strong performers. An exception was Apex Silver Mines Ltd., a company with mines in Bolivia that was hurt by concerns about the country’s political instability.

Disappointments from media stocks

Media stocks detracted from performance. Our focus was on cable companies such as Liberty Global, Inc. and News Corp., which offered attractive valuations. These stocks faltered as the industry struggled with increased competition from broadband and the

Internet. Helping to offset these losses were gains from Telewest Global, Inc., a cable operator in the United Kingdom whose stock price moved up as a result of the buyout offer from competitor NTL, Inc. (also in the portfolio). Elsewhere, detractors included Boston Scientific, which makes cardiac stents, and Novelis, Inc., which makes aluminum products. We sold Boston Scientific as downside risks increased, but held on to Novelis, which came under pressure as the price of aluminum rose. We were encouraged that Novelis was able to continue generating strong cash flows and started passing along price increases to its customers.

4

Opportunity for stock pickers ahead

We believe the market environment could be challenging as long as investors remain concerned about the high level of energy prices, rising interest rates and the potential for a slowdown in consumer spending. Given these conditions, we could see volatility in certain sectors during the coming year. Volatility, however, often creates buying opportunities for bottom-up stock pickers. Our plan is to use volatility to find advantageous entry points for large-cap stocks with strong cash flows and skilled management teams that have the potential to perform well, regardless of the market environment.

“Our plan is to use volatility to find advantageous entry points for large- cap stocks with strong cash flows and skilled management teams...”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended December 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	10-4-49	8-22-91	5-1-98	3-1-01

Average annual returns with maximum sales charge (POP)
One year	10.44%	10.36%	14.36%	16.75%

Five years	–3.15	–3.26	–2.89	--

Ten years	8.24	8.16	--	--

Since inception	--	--	1.82	–2.15

Cumulative total returns with maximum sales charge (POP)
One year	10.44	10.36	14.36	16.75

Five years	–14.80	–15.29	–13.66	--

Ten years	120.84	119.14	--	--

Since inception	--	--	14.87	–9.98

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B1	Class C1	Class I2
Period beginning	12-31-95	5-1-98	3-1-01

Large Cap Equity Fund	$21,914	$11,487	$9,002

Index	23,836	12,525	10,907

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,127.00	$6.55
Class B	1,122.60	10.54
Class C	1,122.60	10.54
Class I	1,129.50	4.18

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,019.05	$6.21
Class B	1,015.28	10.00
Class C	1,015.28	10.00
Class I	1,021.28	3.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.22%, 1.97%, 1.97% and 0.78% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on December 31, 2005

This schedule is divided into three main categories: common stocks, options purchased and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 87.50%		$451,996,812
(Cost $373,021,307)
Agricultural Products 2.78%		14,339,972

Corn Products International, Inc.	600,250	14,339,972
Aluminum 4.45%		22,992,787

Novelis, Inc. (Canada) (L)	1,100,660	22,992,787
Biotechnology 0.83%		4,301,813

Amgen, Inc. (I)	54,550	4,301,813
Brewers 0.04%		225,540

Anheuser-Busch Cos., Inc.	5,250	225,540
Broadcasting & Cable TV 6.54%		33,786,867

Liberty Global, Inc. (Class A) (I)(L)	360,100	8,102,250

Liberty Global, Inc. (Class C) (I)	450,100	9,542,120

News Corp. (Class B) (L)	818,926	13,602,361

Time Warner, Inc.	145,650	2,540,136
Diversified Financial Services 0.84%		4,353,113

UBS AG (Switzerland)	45,750	4,353,113
Diversified Metals & Mining 5.10%		26,323,648

Agnico-Eagle Mines Ltd. (Canada) (L)	1,187,050	23,456,108

Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)	53,300	2,867,540
Electric Utilities 2.03%		10,495,413

Allegheny Energy, Inc. (I)	170,700	5,402,655

DPL, Inc.	195,800	5,092,758
Electrical Components & Equipment 0.49%		2,524,586

Samsung Electronics Co., Ltd., Global Depositary Receipt
(GDR) (South Korea) (S)	7,745	2,524,586
Food Retail 1.08%		5,560,496

Tesco Plc (United Kingdom)	974,905	5,560,496

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Gas Utilities 1.16%		$5,994,458

Southern Union Co. (I)	253,680	5,994,458
Gold 5.90%		30,475,380

Newmont Mining Corp.	570,700	30,475,380
Health Care Equipment 1.13%		5,818,080

Hospira, Inc. (I)	136,000	5,818,080
Health Care Services 0.03%		151,745

Caremark Rx, Inc. (I)	2,930	151,745
Home Improvement Retail 0.03%		170,016

Home Depot, Inc. (The)	4,200	170,016
Household Products 0.02%		128,494

Procter & Gamble Co. (The)	2,220	128,494
Hypermarkets & Super Centers 0.05%		257,400

Wal-Mart Stores, Inc.	5,500	257,400
Insurance Brokers 2.35%		12,140,019

Benfield Group Plc (Bermuda)	546	3,382

Willis Group Holdings Ltd. (Bermuda)	328,550	12,136,637
Integrated Oil & Gas 4.99%		25,774,675

Amerada Hess Corp.	2,750	348,755

ConocoPhillips	4,800	279,264

Petro-Canada (Canada)	19,800	794,259

Suncor Energy, Inc. (Canada)	385,750	24,352,397
Integrated Telecommunication Services 7.27%		37,536,580

Chunghwa Telecom Co., Ltd., American Depositary Receipt
(ADR) (Taiwan)	600,000	11,010,000

NTL, Inc. (I)	57,250	3,897,580

Telewest Global, Inc. (United Kingdom) (I)	950,000	22,629,000
Life & Health Insurance 1.17%		6,049,153

Prudential Financial, Inc.	82,650	6,049,153
Managed Health Care 0.38%		1,947,501

Aetna, Inc.	20,650	1,947,501
Metal & Glass Containers 1.30%		6,702,696

Crown Holdings, Inc. (I)	343,200	6,702,696
Multi-Utilities & Unregulated Power 8.69%		44,898,375

British Energy Group Plc (United Kingdom) (I)	4,019,486	35,823,495

Constellation Energy Group	157,550	9,074,880

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Oil & Gas Drilling 1.33%		$6,872,076

GlobalSantaFe Corp. (Cayman Islands)	137,800	6,635,070

Rowan Cos., Inc. (I)	6,650	237,006
Oil & Gas Exploration & Production 5.52%		28,506,370

Canadian Natural Resources Ltd. (Canada)	81,350	4,036,587

CNX Gas Corp. (I)(S)	245,095	5,085,721

Riata Energy, Inc. (I)	350,000	5,337,500

Rosetta Resources, Inc. (I)	771,845	13,893,210

Talisman Energy, Inc. (Canada)	2,900	153,352
Oil & Gas Refining, Marketing & Transportation 4.28%		22,127,350

Williams Cos., Inc. (The)	955,000	22,127,350
Pharmaceuticals 5.30%		27,355,788

Abbot Laboratories	119,700	4,719,771

Novartis AG, (ADR) (Switzerland)	88,970	4,669,146

OSI Pharmaceuticals, Inc. (I)(L)	223,000	6,252,920

Pfizer, Inc.	89,200	2,080,144

Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)	248,358	9,633,807
Precious Metals & Minerals 2.05%		10,611,660

Apex Silver Mines Ltd. (Cayman Islands) (I)(L)	667,400	10,611,660
Reinsurance 3.12%		16,145,250

Berkshire Hathaway, Inc. (Class B) (I)	5,500	16,145,250
Restaurants 1.56%		8,043,906

McDonald’s Corp.	238,550	8,043,906
Soft Drinks 0.04%		188,465

PepsiCo, Inc.	3,190	188,465
Systems Software 2.21%		11,404,015

Microsoft Corp.	436,100	11,404,015
Wireless Telecommunication Services 3.44%		17,793,125

Sprint Nextel Corp. (L)	761,692	17,793,125

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

	Number of	Exercise	Expiration
Issuer	contracts	price	date	Value

Options purchased 1.62%				$8,382,313

(Cost $11,089,933)
PUTS
Alliance Data Systems	1,800	$40	March 06	$900,000
Alliance Data Systems	800	35	June 06	256,000
Bank of America Corp.	700	42	January 07	112,000
Capital One Financial	493	60	January 07	49,300
Capital One Financial	490	70	March 06	7,350
Capital One Financial	1,361	75	March 06	54,440
Danaher Corp.	1,100	50	January 07	247,500
Dell Inc.	731	32	August 06	248,540
Fannie Mae	900	50	January 07	504,000
Ford Motor Co.	2,499	7	January 07	424,830
Harley-Davidson	650	50	January 07	292,500
iShares Russell 2000 Index	6,570	65	May 06	1,511,100
JPMorgan Chase & Co.	1,979	35	March 06	29,685
Lehman Brothers Holding, Inc.	817	110	April 06	106,210
MBIA, Inc.	560	55	February 06	44,800
MGIC Investments Corp.	2,500	60	March 06	275,000
Moody’s Corp.	1,181	50	May 06	64,955
Nasdaq-100 Shares	530	40	January 07	113,950
Oil Service Holders Trust	120	125	July 06	100,800
Research In Motion	300	60	March 06	111,000
Retail Holders Trust	1,993	95	January 07	1,155,940
SCP Pool Corp.	1,633	35	July 06	326,600
S&P 500 Depositary Receipt	957	126	June 06	372,273
Target Corp.	3,796	50	April 06	436,540
Tiffany & Co.	1,000	40	January 07	490,000
Wells Fargo & Co.	600	60	January 07	147,000

		Interest	Par value
Issuer, description, maturity date		rate	(000)	Value

Short-term investments 23.18%				$119,754,181

(Cost $119,754,181)
Joint Repurchase Agreement 10.71%				55,350,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 12-30-05 due 1-3-06 (Secured by
U.S. Treasury Inflation Indexed Note 3.375%
due 1-15-12)		3.500%	$55,350	55,350,000

			Shares
Cash Equivalents 12.47%				64,404,181

AIM Cash Investment Trust (T)			64,404,181	64,404,181

See notes to financial statements.

13

F I N A N C I A L   S TAT E M E N T S

Total investments 112.30%	$580,133,306

Other assets and liabilities, net (12.30%)	($63,541,274)

Total net assets 100.00%	$516,592,032

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,610,307 or 1.47% of the Fund’s net assets as of December 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

14

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

December 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $503,865,421)
including $63,137,854 of securities loaned	$580,133,306
Cash	137
Receivable for investments sold	2,710,367
Receivable for shares sold	132,508
Dividends and interest receivable	369,490
Other assets	129,716
Total assets	583,475,524

Liabilities
Payable for investments purchased	50,059
Payable for shares repurchased	1,693,528
Payable upon return of securities loaned	64,404,181
Payable to affiliates
Management fees	272,167
Distribution and service fees	56,793
Other	171,234
Other payables and accrued expenses	235,530
Total liabilities	66,883,492

Net assets
Capital paid-in	1,004,354,722
Accumulated net realized loss on investments, options
purchased and written and foreign currency transactions	(563,534,203)
Net unrealized appreciation of investments, options
purchased and written and translation of assets and
liabilities in foreign currencies	76,267,889
Accumulated net investment loss	(496,376)
Net assets	$516,592,032

Net asset value per share
Based on net asset values and shares outstanding -- the
Fund has an unlimited number of shares authorized
with no par value
Class A ($343,450,692 ÷ 19,451,239 shares)	$17.66
Class B ($153,110,058 ÷ 9,186,952 shares)	$16.67
Class C ($20,018,253 ÷ 1,201,006 shares)	$16.67
Class I ($13,029 ÷ 722 shares)	$18.05

Maximum offering price per share
Class A1 ($17.66 ÷ 95%)	$18.59

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

15

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the year ended December 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $72,273)	$3,781,986
Interest	1,768,199
Securities lending	207,158
Total investment income	5,757,343

Expenses
Investment management fees	3,181,863
Class A distribution and service fees	797,640
Class B distribution and service fees	1,685,731
Class C distribution and service fees	214,575
Class A, B and C transfer agent fees	1,652,763
Class I transfer agent fees	6
Custodian fees	120,140
Accounting and legal services fees	119,288
Printing	103,254
Professional fees	53,864
Registration and filing fees	47,415
Miscellaneous	36,939
Trustees’ fees	32,888
Compliance fees	10,400
Securities lending fees	9,927
Interest	4,933
Total expenses	8,071,626
Less expense reductions	(257,348)
Net expenses	7,814,278
Net investment loss	(2,056,935)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	61,961,265
Options purchased and written	2,588,814
Foreign currency transactions	(207,212)
Change in net unrealized appreciation (depreciation) of
Investments	13,090,626
Options purchased and written	(1,724,258)
Translation of assets and liabilities in foreign currencies	8,725
Net realized and unrealized gain	75,717,960
Increase in net assets from operations	$73,661,025

See notes to financial statements.

16

F I N A N C I A L   S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-04	12-31-05

Increase (decrease) in net assets
From operations
Net investment income (loss)	$607,196	($2,056,935)
Net realized gain	52,282,218	64,342,867
Change in net unrealized
appreciation (depreciation)	(33,417,227)	11,375,093
Increase in net assets resulting
from operations	19,472,187	73,661,025
Distributions to shareholders
From net investment income
Class A	(531,357)	--
Class I	(75)	--
	(531,432)	--
From Fund share transactions	(149,488,990)	(104,198,736)

Net assets
Beginning of period	677,677,978	547,129,743
End of period[1]	$547,129,743	$516,592,032

1 Includes accumulated net investment loss of $317,339 and $496,376, respectively.

See notes to financial statements.

17

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$20.93	$19.10	$11.85	$14.61	$15.19
Net investment income (loss)[2]	(0.10)	--[3]	0.01	0.06	(0.02)
Net realized and unrealized
gain (loss) on investments	(0.62)	(7.23)	2.75	0.54	2.49
Total from
investment operations	(0.72)	(7.23)	2.76	0.60	2.47
Less distributions
From net investment income	--	--	--	(0.02)	--
From net realized gain	(1.11)	(0.02)	--	--	--
	(1.11)	(0.02)	--	(0.02)	--
Net asset value, end of period	$19.10	$11.85	$14.61	$15.19	$17.66
Total return[4] (%)	(3.36)	(37.83)	23.29	4.14[5]	16.26[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$768	$365	$376	$325	$343
Ratio of expenses
to average net assets (%)	1.23	1.28	1.35	1.29	1.25
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	1.34	1.30
Ratio of net investment income
(loss) to average net assets (%)	(0.50)	0.02	0.10	0.44	(0.12)
Portfolio turnover (%)	71	114	140	97	74

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01[1]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$20.52	$18.55	$11.42	$13.98	$14.45
Net investment loss[2]	(0.25)	(0.11)	(0.08)	(0.05)	(0.13)
Net realized and unrealized
gain (loss) on investments	(0.61)	(7.00)	2.64	0.52	2.35
Total from
investment operations	(0.86)	(7.11)	2.56	0.47	2.22
Less distributions
From net realized gain	(1.11)	(0.02)	--	--	--
Net asset value, end of period	$18.55	$11.42	$13.98	$14.45	$16.67
Total return[4] (%)	(4.12)	(38.31)	22.42	3.36[5]	15.36[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$718	$290	$267	$196	$153
Ratio of expenses
to average net assets (%)	1.98	2.03	2.10	2.04	2.01
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	2.09	2.06
Ratio of net investment loss
to average net assets (%)	(1.25)	(0.74)	(0.66)	(0.35)	(0.88)
Portfolio turnover (%)	71	114	140	97	74

See notes to financial statements.

19

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01[1]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$20.52	$18.55	$11.42	$13.98	$14.45
Net investment loss[2]	(0.25)	(0.11)	(0.08)	(0.05)	(0.13)
Net realized and unrealized
gain (loss) on investments	(0.61)	(7.00)	2.64	0.52	2.35
Total from
investment operations	(0.86)	(7.11)	2.56	0.47	2.22
Less distributions
From net realized gain	(1.11)	(0.02)	--	--	--
Net asset value, end of period	$18.55	$11.42	$13.98	$14.45	$16.67
Total return[4] (%)	(4.12)	(38.31)	22.42	3.36[5]	15.36[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$120	$40	$35	$25	$20
Ratio of expenses
to average net assets (%)	1.98	2.03	2.10	2.04	2.01
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	2.09	2.06
Ratio of net investment loss
to average net assets (%)	(1.25)	(0.75)	(0.66)	(0.36)	(0.87)
Portfolio turnover (%)	71	114	140	97	74

See notes to financial statements.

20

F I N A N C I A L   H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-01[1,7]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$21.42	$19.11	$11.91	$14.87	$15.46
Net investment income (loss)[2]	(0.02)	0.07	0.08	0.15	0.06
Net realized and unrealized
gain (loss) on investments	(1.18)	(7.25)	2.88	0.54	2.53
Total from
investment operations	(1.20)	(7.18)	2.96	0.69	2.59
Less distributions
From net investment income	--	--	--	(0.10)	--
From net realized gain	(1.11)	(0.02)	--	--	--
	(1.11)	(0.02)	--	(0.10)	--
Net asset value, end of period	$19.11	$11.91	$14.87	$15.46	$18.05
Total return[4] (%)	(5.53)[8]	(37.55)	24.85	4.68	16.75

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$1	--[9]	--[9]	--[9]
Ratio of expenses
to average net assets (%)	0.84[10]	0.81	0.84	0.79	0.78
Ratio of net investment income
(loss) to average net assets (%)	(0.10)[10]	0.49	0.62	0.98	0.35
Portfolio turnover (%)	71	114	140	97	74

1 Audited by previous auditor.
2 Based on the average of the shares outstanding.
3 Less than $0.01 per share.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not take into consideration expense reductions during the periods shown.
7 Class I shares began operations on 3-1-01.
8 Not annualized.
9 Less than $500,000.
10 Annualized.

See notes to financial statements.

21

NOTES TO STATEMENTS

Note A

Accounting policies

John Hancock Large Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency

22

exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2005.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts

23

and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in  these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no outstanding written options on December 31, 2005.

Written options for the year ended December 31, 2005 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	--	--
Options written	2,283	$409,785
Option closed	(2,283)	(409,785)
Outstanding, end of period	--	--

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2005 the Fund loaned securities having a market value of $63,137,854 collateralized by cash in the amount of $64,404,181. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $565,973,312 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. The entire amount of the loss carryforward expires December 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis.

24

Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $531,432. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2005, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.625% of the Fund’s average daily net asset value, until June 30, 2005. Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% of the Fund’s daily net asset value in excess of $3,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2005, JH Funds received net up-front sales charges of $166,182 with regard to sales of Class A shares. Of this amount, $20,453 was retained and used for printing prospectuses, advertising, sales literature and other purposes,

25

$113,658 was paid as sales commissions to unrelated broker-dealers and $32,071 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2005, CDSCs received by JH Funds amounted to $310,947 for Class B shares and $8,876 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s transfer agent fee if it exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B, and Class C shares was reduced by $257,348 for the year ended December 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $119,288. The Fund also paid the Adviser the amount of $1,039 for certain publishing services, included in the printing. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 722 Class I shares of benefi-cial interest of the Fund on December 31, 2005.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

26

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. There were no Class I shares transactions during the last two periods.

	Year ended 12-31-04		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	2,873,908	$41,869,108	2,830,859	$45,492,378
Distributions reinvested	32,364	489,028	--	--
Repurchased	(7,208,519)	(104,980,962)	(4,797,780)	(75,577,617)
Net decrease	(4,302,247)	($62,622,826)	(1,966,921)	($30,085,239)

Class B shares
Sold	1,788,128	$24,621,575	604,177	$9,117,639
Repurchased	(7,291,873)	(101,147,256)	(5,001,768)	(74,995,047)
Net decrease	(5,503,745)	($76,525,681)	(4,397,591)	($65,877,408)

Class C shares
Sold	155,780	$2,155,977	168,338	$2,522,666
Repurchased	(900,911)	(12,496,460)	(723,901)	(10,758,755)
Net decrease	(745,131)	($10,340,483)	(555,563)	($8,236,089)

Net decrease	(10,551,123)	($149,488,990)	(6,920,075)	($104,198,736)

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2005, aggregated $335,036,167 and $460,156,244, respectively.

The cost of investments owned on December 31, 2005, including short-term investments, for federal income tax purposes, was $504,133,757. Gross unrealized appreciation and depreciation of investments aggregated $84,284,262 and $8,284,713, respectively, resulting in net unrealized appreciation of $75,999,549. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification of accounts

During the year ended December 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $775,396, a decrease in accumulated net investment loss of $1,877,898 and a decrease in capital paid-in of $2,653,294. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles gener ally accepted in the United States of America, book and tax differences in accounting for deferred compensation, net operating loss and certain foreign currency

27

adjustments. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

Change in independent auditor

(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, finan-cial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

28

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Investment Trust
and Shareholders of John Hancock Large Cap Equity Fund,

We have audited the accompanying statement of assets and liabilities of John Hancock Large Cap Equity Fund (the “Fund”), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

29

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders were mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

30

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock Large
Cap Equity Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Large Cap Equity Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the bene-fits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the signifi-cant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

31

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was below the median performance of its Universe and its benchmark indexes, the Lipper Large-Cap Core Funds Index and the S&P 500 Daily Reinvested Index, for most of the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and described changes in investment personnel and processes which have been implemented and additional measures that may be taken in the future with the objective of improving performance. The Board noted that the Fund’s most recent performance through March 31, 2005 was higher than its benchmark indexes. The Trustees evaluated the actions that had been taken and intend to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was slightly lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that, although the total operating expense ratio of the Fund was higher than that of the Peer Group and the Universe, it was not appreciably so. It also noted that the most significant contributor to such  difference was the Fund’s transfer agency expense, which was largely attributable to the Fund’s average account size, and which the transfer agent has taken steps to reduce. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and actions taken with the intention of improving the Fund’s performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding

32

that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affili-ate of the Adviser (the “Subadviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Subadviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Subadviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a

33

change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

34

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1994	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	1986	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Jefferson-Pilot Corporation
(diversified life insurance company), New Century Equity Holdings (formerly

35

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1986	143
Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines,
Introgen and Viasystems, Group, Inc. (electronic manufacturer) (until 2003);
Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan
Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television (since
2002), WilTel Communications (until 2003) and Hayes Lemmerz International,
Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

36

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1999
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

37

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

38

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Greater China Opportunities Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

39

ELECTRONIC DELIVERY Now available from John Hancock Funds
Instead of sending annual and semiannual reports
and prospectuses through the U.S. mail, we’ll notify
you by e-mail when these documents are available
for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

* Reduces the amount of paper mail you receive from
John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

40

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
Sovereign Asset Management	John Hancock Signature	Independent registered
LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	Deloitte & Touche LLP
Boston, MA 02199	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

41

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

5000A 12/05 2/06

JOHN HANCOCK

Sovereign Investors Fund

12.31.2005 **Annual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 34

For more information
page 41

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 12 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of December 31, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer This commentary reflects the CEO’s views as of December 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth of
capital and income
without assuming
undue market risks
by normally invest-
ing at least 80% of
its stock investments
in a diversified port-
folio of companies
with market capital-
izations within the
range of the
Standard & Poor’s
500 Index. At least
65% of the Fund’s
stock investments
are “dividend
performers” --
companies whose
dividend payments
have increased
steadily for 10 years.

Over the last twelve months

* The Federal Reserve Board raised short-term interest rates eight times and hinted that its hikes could end soon.

* The price of crude oil trended higher through the end of August, when Hurricane Katrina struck the Gulf Coast, and ended the year around $61 per barrel.

* Held back primarily by stock selection in information technology, health care and energy, the Fund trailed the S&P 500 Index, which delivered modestly positive returns for the year.

The total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.8%	General Electric Co.
3.1%	PepsiCo, Inc.
3.1%	Bank of America Corp.
3.0%	Emerson Electric Co.
2.9%	Medtronic, Inc.
2.9%	International Business Machines Corp.
2.8%	Microsoft Corp.
2.8%	American International Group, Inc.
2.8%	Citigroup, Inc.
2.8%	Exxon Mobil Corp.
As a percentage of net assets on December 31, 2005.

BY JOHN F. SNYDER, III, AND BARRY H. EVANS, CFA, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC
MANAGERS’ REPORT
JOHN HANCOCK Sovereign Investors Fund

The year 2005, like its predecessor, was a year in which the stock market traded indecisively for much of the period. The bulls finally managed to take control in November, which was enough to generate modest gains for most broadly based stock indexes. On the one hand, investors were encouraged by the solid growth of the U.S. economy, which expanded by 4.1% in the third quarter despite the substantial damage inflicted on the Gulf Coast area by Katrina and other hurricanes. Further, although surging energy prices pushed the Consumer Price Index (CPI) higher, the core CPI, excluding food and energy costs, remained muted. Borrowing costs, as reflected in interest rates, also remained low by historical standards. That said, the trend in short-term interest rates was decidedly up, as the Federal Reserve Board implemented eight 0.25% increases in its target federal funds rate during the year. For its part, crude oil finished the year around the $61-per-barrel level, roughly a 40% increase during the 12 months under review.

Looking at performance

The Fund was unable to keep pace with the Standard & Poor’s 500 Index, as investors favored stocks at the lower end of the large-cap space. In fact, mid caps turned in the strongest performance among the three main capitalization groups. In part, this preference appeared to reflect investors’ search for companies with strong earnings growth amid widespread expectations for a modestly slowing economy. A stronger dollar also hampered the mega-capitalization, dividend-paying companies we favor, as most of them have considerable international exposure, and a rising greenback hurts the value of revenues based in foreign currencies when they are converted back into U.S. dollars.

“The year 2005, like its predecessor, was a year in which the stock market traded indecisively for much of the period.”

For the 12 months ended December 31, 2005, John Hancock Sovereign Investors Fund’s Class A, Class B, Class C, Class I and Class R shares returned 2.28%, 1.57%, 1.57%, 2.76% and 1.75%, respectively, at net asset value. By comparison, the S&P 500 Index posted a 4.91% return, while the average large-cap core fund returned 4.84%, according to Lipper, Inc.1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

Technology, health care and energy disappoint

The technology sector detracted the most from performance versus the S&P 500, although unfavorable stock selection was offset a bit by underweighting the sector, which had a relatively weak absolute return. Personal computer maker Dell, Inc. performed poorly, hampered by weak PC pricing, which caused the company to miss its revenue targets for the second quarter and scale back its earnings and sales forecasts for the third quarter. IBM was another technology holding that struggled. In that case, most of the damage occurred in April, when the company reported weaker-than-expected first-quarter revenues due to lackluster demand in Europe. However, April marked the stock’s low point for the year, and IBM shares spent the rest of the period trending irregularly higher, rewarding our decision to add to the Fund’s position.

In health care, Abbott Laboratories held back the Fund’s performance. November proved to be a difficult month for the stock, as the company received mixed news on both Simdax, an experimental heart disease drug, and the cholesterol medication marketed in the United States as TriCor. Drug stock Pfizer, Inc. also struggled. The stock dropped sharply in October after the company announced a substantial year-over-year profit decline, citing increased competition from generic drugs, problems with its Cox-2 inhibitor medicines and a slowdown in sales of Lipitor, its popular cholesterol medication.

“The consumer discretionary sector added the most to the Fund’s performance compared with the S&P 500.”

Although energy was a strong performer for the Fund in absolute terms, our holdings didn’t keep up with the gains of the benchmark’s energy stocks. Our preference for large integrated energy companies was the primary reason for this shortfall, as drillers, energy services companies and smaller exploration and production firms all benefited more from sharply increasing energy prices.

Sector
distribution[2]

Financials -- 22%

Industrials -- 17%

Information
technology -- 13%

Consumer
staples -- 11%

Health care -- 11%

Energy -- 10%

Consumer
discretionary -- 9%

Materials -- 4%

Telecommunication
services -- 1%

Consumer discretionary, materials add value

The consumer discretionary sector added the most to the Fund’s performance compared with the S&P 500. Favorable stock selection was the primary driving force, but an underweighting in this relatively weak sector helped, too. Some factors leading us to underweight consumer discretionary stocks were consumers’ high debt load, the prospect of a decelerating economy and signs of a softening real-estate market, which until recently has provided a ready source of spendable cash through home refinancing opportunities. Among our consumer discretionary holdings, home improvement retailer Lowe’s Cos., Inc. was a standout, as the stock surged higher after the company reported that third-quarter earnings rose by more than 25% versus the same quarter a year earlier. Johnson Controls, Inc., a maker of automobile seating and other interior products, also posted a double-digit gain for the year, its share price aided by the company’s announcement in October of improved earnings guidance for its current fiscal year, which ends on September 30, 2006.

In the materials sector, specialty chemical company Praxair, Inc. was a standout. Although the company’s financial results were hurt during the year by rising energy costs and hurricane-related plant outages, sales and earnings growth in several of Praxair’s business units was strong, especially in Europe and South America.

Outlook

As we look ahead to 2006, we believe the environment for mega-cap, dividend-paying stocks could be favorable. The valuations for small and mid caps continued to be stretched further in 2005, while the share prices of large caps -- particularly the very largest companies -- languished. However, the fundamental backdrop for the companies we favor remains positive, given their strong balance sheets and prospects for solid earnings growth. Therefore, we believe that, from a relative valuation standpoint, mega-cap stocks are looking quite attractive. Moreover, we think that many of these companies could pursue shareholder-friendly ways of using their substantial cash reserves, including stock buybacks and dividend hikes, which would boost the appeal of their shares even further. What’s more, if the Fed ends its campaign of raising interest rates, the U.S. dollar could weaken or at least stop rising, which might help the many multinational companies in which the Fund has a stake. These factors, together with our expectation for another year of solid, if slowing, growth for the U.S. economy, form the basis for our positive outlook.

“...from a relative valuation standpoint, mega-cap stocks are looking quite attractive.”
This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2005.

A LOOK AT PERFORMANCE For the period ended December 31, 2005

	Class A	Class B	Class C	Class I1	Class R1
Inception date	5-1-36	1-3-94	5-1-98	12-1-03	8-5-03

Average annual returns with maximum sales charge (POP)
One year	–2.84%	–3.17%	0.62%	2.76%	1.75%

Five years	–1.36	–1.37	–1.03	--	--

Ten years	6.10	6.03	--	--	--

Since inception	--	--	1.07	5.94	8.18

Cumulative total returns with maximum sales charge (POP)
One year	–2.84	–3.17	0.62	2.76	1.75

Five years	–6.63	–6.68	–5.05	--	--

Ten years	80.70	79.61	--	--	--

Since inception	--	--	8.52	12.76	20.81

SEC 30-day yield as of December 31, 2005
	0.93	0.22	0.21	1.47	--

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B1	Class C1	Class I2	Class R2
Period beginning	12-31-95	5-1-98	12-1-03	8-5-03

Sovereign Investors Fund	$17,961	$10,852	$11,276	$12,081

Index	23,836	12,525	12,106	13,500

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of December 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,049.10	$6.17
Class B	1,044.90	9.79
Class C	1,044.90	9.79
Class I	1,051.40	3.65
Class R	1,042.70	12.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,019.18	$6.08
Class B	1,015.63	9.65
Class C	1,015.63	9.65
Class I	1,021.64	3.60
Class R	1,013.20	12.09

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.90%, 1.90%, 0.71% and 2.38% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on December 31, 2005

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.46%		$967,704,546
(Cost $698,024,147)
Advertising 1.73%		17,166,464

Omnicom Group, Inc.	201,650	17,166,464
Aerospace & Defense 0.85%		8,442,410

United Technologies Corp.	151,000	8,442,410
Air Freight & Logistics 0.76%		7,515,000

United Parcel Service, Inc. (Class B)	100,000	7,515,000
Asset Management & Custody Banks 1.97%		19,514,500

Bank of New York Co., Inc. (The)	450,000	14,332,500

Northern Trust Corp. (L)	100,000	5,182,000
Auto Parts & Equipment 1.47%		14,582,000

Johnson Controls, Inc.	200,000	14,582,000
Communications Equipment 1.31%		13,007,434

Cisco Systems, Inc. (I)	759,780	13,007,434
Computer Hardware 4.15%		41,254,960

Dell, Inc. (I)(L)	410,000	12,295,900

International Business Machines Corp.	352,300	28,959,060
Construction & Farm Machinery & Heavy Trucks 1.60%		15,886,750

Caterpiller, Inc. (L)	275,000	15,886,750
Consumer Finance 2.08%		20,679,201

American Express Co. (L)	401,850	20,679,201
Data Processing & Outsourced Services 2.08%		20,650,500

Automatic Data Processing, Inc.	450,000	20,650,500

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Diversified Banks 7.39%		$73,332,546

Bank of America Corp. (L)	657,600	30,348,240

U.S. Bancorp.	280,100	8,372,189

Wachovia Corp. (L)	353,000	18,659,580

Wells Fargo & Co.	253,900	15,952,537
Diversified Chemicals 1.50%		14,875,000

Du Pont (E.I.) de Nemours & Co. (L)	350,000	14,875,000
Diversified Commercial Services 0.62%		6,177,000

Cintas Corp. (L)	150,000	6,177,000
Drug Retail 1.86%		18,494,000

CVS Corp.	700,000	18,494,000
Electrical Components & Equipment 3.01%		29,880,000

Emerson Electric Co.	400,000	29,880,000
General Merchandise Stores 1.13%		11,208,383

Target Corp. (L)	203,900	11,208,383
Health Care Distributors 1.04%		10,312,500

Cardinal Health, Inc.	150,000	10,312,500
Health Care Equipment 2.93%		29,048,095

Medtronic, Inc.	504,570	29,048,095
Home Improvement Retail 2.38%		23,610,972

Lowe’s Cos., Inc.	354,200	23,610,972
Hotels, Resorts & Cruise Lines 2.02%		20,091,000

Marriott International, Inc. (Class A)	300,000	20,091,000
Household Products 3.72%		36,976,933

Colgate-Palmolive Co. (L)	300,000	16,455,000

Procter & Gamble Co. (The) (L)	354,560	20,521,933
Industrial Conglomerates 7.10%		70,456,293

3M Co. (L)	276,950	21,463,625

General Electric Co. (L)	1,068,350	37,445,668

Textron, Inc.	150,000	11,547,000
Industrial Gases 2.72%		27,051,968

Praxair, Inc. (L)	510,800	27,051,968
Industrial Machinery 2.47%		24,553,136

Dover Corp.	606,400	24,553,136

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Integrated Oil & Gas 8.33%		$82,724,331

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	251,500	16,151,330

Chevron Corp. (L)	302,300	17,161,571

Exxon Mobil Corp.	485,872	27,291,430

Total S.A., ADR (France) (L)	175,000	22,120,000
Integrated Telecommunication Services 1.23%		12,245,000

AT&T, Inc.	500,000	12,245,000
Investment Banking & Brokerage 3.39%		33,679,651

Goldman Sachs Group, Inc. (The) (L)	78,100	9,974,151

Merrill Lynch & Co., Inc. (L)	350,000	23,705,500
Movies & Entertainment 0.48%		4,794,000

Disney (Walt) Co. (The)	200,000	4,794,000
Multi-Line Insurance 3.90%		38,743,944

American International Group, Inc.	407,720	27,818,736

Hartford Financial Services Group, Inc. (The)	127,200	10,925,208
Oil & Gas Exploration & Production 0.62%		6,126,395

EOG Resources, Inc. (L)	83,500	6,126,395
Other Diversified Financial Services 2.78%		27,635,748

Citigroup, Inc.	569,457	27,635,748
Pharmaceuticals 6.89%		68,409,698

Abbot Laboratories	551,700	21,753,531

Johnson & Johnson	382,850	23,009,285

Pfizer, Inc.	421,350	9,825,882

Wyeth (L)	300,000	13,821,000
Regional Banks 0.87%		8,608,000

Marshall & Ilsley Corp.	200,000	8,608,000
Semiconductors 2.90%		28,776,000

Analog Devices, Inc.	400,000	14,348,000

Linear Technology Corp.	400,000	14,428,000
Soft Drinks 3.06%		30,415,861

PepsiCo, Inc. (L)	514,825	30,415,861
Systems Software 2.83%		28,060,257

Microsoft Corp.	1,073,050	28,060,257
Tobacco 2.29%		22,718,616

Altria Group, Inc.	304,050	22,718,616

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.65%			$6,495,000
(Cost $6,000,000)
Oil & Gas Exploration & Production 0.65%			6,495,000

Lasmo America Ltd., 8.15%, Ser A (S)	A+	60,000	6,495,000

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 24.24%			$240,688,805
(Cost $240,688,805)
Joint Repurchase Agreement 2.14%			21,262,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 12-30-05 due 1-3-06 (Secured
by U.S. Treasury Inflation Indexed Note 3.375%
due 1-15-12)	3.500%	$21,262	21,262,000

		Shares
Cash Equivalents 22.10%			219,426,805

AIM Cash Investment Trust (T)		219,426,805	219,426,805

Total investments 122.35%			$1,214,888,351

Other assets and liabilities, net (22.35%)			($221,928,493)

Total net assets 100.00%			$992,959,858

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,495,000 or 0.65% of the Fund’s net assets as of December 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

December 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $944,712,952)
including $215,120,318 of securities loaned	$1,214,888,351
Cash	552
Receivable for shares sold	170,308
Dividends and interest receivable	1,168,940
Other assets	221,320
Total assets	1,216,449,471

Liabilities
Payable for shares repurchased	1,874,144
Payable upon return of securities loaned	219,426,805
Payable to affiliates
Management fees	1,496,628
Distribution and service fees	92,704
Other	234,689
Other payables and accrued expenses	364,643
Total liabilities	223,489,613

Net assets
Capital paid-in	707,386,974
Accumulated net realized gain on investments	15,671,419
Net unrealized appreciation of investments	270,175,399
Distributions in excess of net investment income	(273,934)
Net assets	$992,959,858

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($818,106,099 ÷ 44,199,866 shares)	$18.51
Class B ($154,895,903 ÷ 8,389,060 shares)	$18.46
Class C ($16,852,538 ÷ 911,368 shares)	$18.49
Class I ($2,990,452 ÷ 161,548 shares)	$18.51
Class R ($114,866 ÷ 6,225 shares)	$18.45

Maximum offering price per share
Class A1 ($18.51 ÷ 95%)	$19.48

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the year ended December 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $88,835)	$20,787,283
Interest	1,699,358
Securities lending	185,956
Total investment income	22,672,597

Expenses
Investment management fees	6,299,714
Class A distribution and service fees	2,600,627
Class B distribution and service fees	1,872,450
Class C distribution and service fees	200,541
Class R distribution and service fees	300
Class A, B and C transfer agent fees	2,471,280
Class I transfer agent fees	1,463
Class R transfer agent fees	989
Accounting and legal services fees	252,619
Custodian fees	170,459
Printing	139,942
Professional fees	70,009
Trustees’ fees	67,794
Registration and filing fees	65,154
Miscellaneous	65,656
Compliance fees	28,511
Securities lending fees	8,871
Total expenses	14,316,379
Less expense reductions	(89,424)
Net expenses	14,226,955
Net investment income	8,445,642

Realized and unrealized gain (loss)
Net realized gain on investments	68,501,816
Change in net unrealized appreciation
(depreciation) of investments	(56,887,512)
Net realized and unrealized gain	11,614,304
Increase in net assets from operations	$20,059,946

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	12-31-04	12-31-05

Increase (decrease) in net assets
From operations
Net investment income	$9,284,732	$8,445,642
Net realized gain	50,339,048	68,501,816
Change in net unrealized
appreciation (depreciation)	(1,469,313)	(56,887,512)
Increase in net assets resulting
from operations	58,154,467	20,059,946
Distributions to shareholders
From net investment income
Class A	(8,629,122)	(7,939,692)
Class B	(618,323)	(406,281)
Class C	(71,077)	(43,810)
Class I	(41,971)	(40,605)
Class R	(1,148)	(857)
From net realized gain
Class A	--	(54,311,915)
Class B	--	(10,292,451)
Class C	--	(1,119,755)
Class I	--	(196,253)
Class R	--	(8,080)
	(9,361,641)	(74,359,699)
From Fund share transactions	(200,209,815)	(150,021,232)

Net assets
Beginning of period	1,348,697,832	1,197,280,843
End of period[1]	$1,197,280,843	$992,959,858

1 Includes distribution in excess of net investment income of $287,122 and $273,934, respectively.

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$23.35	$19.88	$15.81	$18.74	$19.54
Net investment income[3]	0.32	0.24	0.14	0.17	0.18
Net realized and unrealized
gain (loss) on investments	(1.77)	(3.94)	2.93	0.80	0.27
Total from
investment operations	(1.45)	(3.70)	3.07	0.97	0.45
Less distributions
From net investment income	(0.37)	(0.25)	(0.14)	(0.17)	(0.18)
From net realized gain	(1.65)	(0.12)	--	--	(1.30)
	(2.02)	(0.37)	(0.14)	(0.17)	(1.48)
Net asset value, end of period	$19.88	$15.81	$18.74	$19.54	$18.51
Total return[4] (%)	(6.06)	(18.68)	19.55	5.23	2.28[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,217	$908	$998	$936	$818
Ratio of expenses
to average net assets (%)	1.10	1.17	1.24	1.20	1.19
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	--	1.20
Ratio of net investment income
to average net assets (%)	1.50	1.36	0.85	0.91	0.92
Portfolio turnover (%)	76	85	47	20	30

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$23.31	$19.86	$15.79	$18.71	$19.49
Net investment income[3]	0.17	0.12	0.03	0.03	0.04
Net realized and unrealized
gain (loss) on investments	(1.76)	(3.94)	2.92	0.80	0.27
Total from
investment operations	(1.59)	(3.82)	2.95	0.83	0.31
Less distributions
From net investment income	(0.21)	(0.13)	(0.03)	(0.05)	(0.04)
From net realized gain	(1.65)	(0.12)	--	--	(1.30)
	(1.86)	(0.25)	(0.03)	(0.05)	(1.34)
Net asset value, end of period	$19.86	$15.79	$18.71	$19.49	$18.46
Total return[4] (%)	(6.66)	(19.29)	18.75	4.45	1.57[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$551	$328	$315	$232	$155
Ratio of expenses
to average net assets (%)	1.80	1.87	1.94	1.90	1.89
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	--	1.90
Ratio of net investment income
to average net assets (%)	0.80	0.65	0.16	0.18	0.21
Portfolio turnover (%)	76	85	47	20	30

See notes to
financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$23.33	$19.88	$15.81	$18.73	$19.52
Net investment income[3]	0.17	0.12	0.03	0.04	0.04
Net realized and unrealized
gain (loss) on investments	(1.76)	(3.94)	2.92	0.80	0.27
Total from
investment operations	(1.59)	(3.82)	2.95	0.84	0.31
Less distributions
From net investment income	(0.21)	(0.13)	(0.03)	(0.05)	(0.04)
From net realized gain	(1.65)	(0.12)	--	--	(1.30)
	(1.86)	(0.25)	(0.03)	(0.05)	(1.34)
Net asset value, end of period	$19.88	$15.81	$18.73	$19.52	$18.49
Total return[4] (%)	(6.66)	(19.27)	18.73	4.50	1.57[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$17	$24	$32	$27	$17
Ratio of expenses
to average net assets (%)	1.80	1.87	1.94	1.90	1.89
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	--	1.90
Ratio of net investment income
to average net assets (%)	0.82	0.67	0.14	0.19	0.21
Portfolio turnover (%)	76	85	47	20	30

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-03[7]	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$18.09	$18.74	$19.54
Net investment income[3]	0.01	0.26	0.27
Net realized and unrealized
gain on investments	0.67	0.80	0.27
Total from
investment operations	0.68	1.06	0.54
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)
From net realized gain	--	--	(1.30)
	(0.03)	(0.26)	(1.57)
Net asset value, end of period	$18.74	$19.54	$18.51
Total return[4] (%)	3.78[8]	5.73	2.76

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$3	$3
Ratio of expenses
to average net assets (%)	0.70[9]	0.72	0.72
Ratio of net investment income
to average net assets (%)	0.92[9]	1.38	1.40
Portfolio turnover (%)	47	20	30

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-03[7]	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$16.63	$18.75	$19.54
Net investment income[3]	0.02	0.19	0.07
Net realized and unrealized
gain on investments	2.11	0.79	0.28
Total from
investment operations	2.13	0.98	0.35
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)
From net realized gain	--	--	(1.30)
	(0.01)	(0.19)	(1.44)
Net asset value, end of period	$18.75	$19.54	$18.45
Total return[4] (%)	12.84[8]	5.22	1.75

Ratios and supplemental data
Net assets, end of period
(in millions)	--[10]	--[10]	--[10]
Ratio of expenses
to average net assets (%)	1.69[9]	1.13	1.74
Ratio of net investment income
to average net assets (%)	0.27[9]	1.00	0.37
Portfolio turnover (%)	47	20	30

1 Audited by previous auditor.
2 As required, effective 1-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 1-1-01, have not been restated to reflect this change in presentation.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total return would have been lower had certain expenses not been reduced during the period shown.
6 Does not take into consideration expense reductions during the period shown.
7 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.
8 Not annualized.
9 Annualized.
10 Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS

Note A Accounting policies

John Hancock Sovereign Investors Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2005 the Fund loaned securities having a market value of $215,120,318 collateralized by cash in the amount of $219,426,805. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,585,268 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 --$2,395,515 December 31, 2009 -- $1,043,666 and December 31, 2010 --$146,087. Availability of a certain amount of the loss carryforward, which was acquired on December 5, 2003, in a merger with John Hancock Dividend Performers Fund, and on December 19, 2003, in a merger with John Hancock Large Cap Spectrum Fund, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $9,361,641. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $8,431,245 and long-term capital gain $65,928,454. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2005, the components of distributable earnings on a tax basis included $16,593 of undistributed ordinary income and $19,371,208 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal advisor on the Fund and Sovereign acts as  subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2005, JH Funds received up-front sales charges of $382,840 with regard to sales of Class A shares. Of this amount, $57,531 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $186,131 was paid as sales commissions to unrelated broker-dealers and $139,178 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed.

Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2005, CDSCs received by JH Funds amounted to $343,761 for Class B shares and $1,855 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R shares average net asset value, plus a fee for reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s transfer agent fee if it exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $89,424 for the year ended December 31, 2005.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $252,619. The Fund also paid the Adviser the amount of $767 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 6,013 Class R shares of bene-ficial interest of the Fund on December 31, 2005.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-04		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	4,217,221	$78,795,322	2,812,747	$54,258,333
Distributions reinvested	421,891	8,009,948	3,125,835	58,528,124
Repurchased	(9,991,009)	(187,491,817)	(9,635,253)	(186,326,304)
Net decrease	(5,351,897)	($100,686,547)	(3,696,671)	($73,539,847)

Class B shares
Sold	1,467,756	$27,200,237	477,182	$9,185,223
Distributions reinvested	30,317	587,061	552,767	10,305,722
Repurchased	(6,457,833)	(120,276,298)	(4,539,504)	(87,398,767)
Net decrease	(4,959,760)	($92,489,000)	(3,509,555)	($67,907,822)

Class C shares
Sold	185,420	$3,468,322	63,677	$1,225,698
Distributions reinvested	3,371	65,383	57,497	1,073,697
Repurchased	(536,070)	(10,017,683)	(570,308)	(11,002,122)
Net decrease	(347,279)	($6,483,978)	(449,134)	($8,702,727)

Class I shares
Sold	30,155	$564,457	13,069	$252,541
Distributions reinvested	2,204	41,652	12,581	235,824
Repurchased	(60,967)	(1,160,215)	(18,642)	(359,314)
Net increase (decrease)	(28,608)	($554,106)	7,008	$129,051

Class R shares
Sold	286	$5,283	82	$1,567
Distributions reinvested	2	35	14	270
Repurchased	(82)	(1,502)	(90)	(1,724)
Net increase	206	$3,816	6	$113

Net decrease	(10,687,338)	($200,209,815)	(7,648,346)	($150,021,232)

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2005, aggregated $301,601,997 and $494,088,081, respectively.

The cost of investments owned on December 31, 2005, including short-term investments, for federal income tax purposes, was $944,827,086. Gross unrealized appreciation and depreciation of investments aggregated $277,756,205 and $7,694,940, respectively, resulting in net unrealized appreciation of $270,061,265. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification of accounts

During the year ended December 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $5,547,003, an increase in distributions in excess of net investment income of $1,209 and an increase in capital paid-in of $5,548,212. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Note F
Change in independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles.

Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Investment Trust and Shareholders of John Hancock Sovereign Investors Fund,

We have audited the accompanying statement of assets and liabilities of John Hancock Sovereign Investors Fund (the “Fund”), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2005.

The Fund has designated distributions to shareholders of $71,477,318 as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2005, 100% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Sovereign Investors Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Sovereign Investors Fund (the “Fund”).

At meetings held on May 19–20 and June 6–7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information equested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the signifi-cant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indices. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that, except for the five-year time period, the performance of the Fund was below the median and average performance of its Universe and benchmark indices, the Lipper Large-Cap Core Funds Index and S&P 500 Index, for time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and described changes in investment personnel and processes that have been and are being implemented with the objective of improving performance. The Board noted that the Fund’s most recent performance through March 31, 2005 was higher than its benchmark indices. The Board evaluated the actions that had been and are being taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was slightly lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for  the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was not appreciably higher than that of the Peer Group and was lower than that of the Universe. It also noted that, when compared with the Fund’s Peer Group, the most significant contributor to such difference was the Fund’s other non-management fees. The Board noted that, historically, the Fund’s total operating expense ratio has been consistently below the Universe’s median total operating expense ratio. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and actions taken with the intention of improving the Fund’s performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affili-ate of the Adviser (the “Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Sub-Adviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1992	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	1994	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Jefferson-Pilot Corporation
(diversified life insurance company), New Century Equity Holdings (formerly

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1994	143
Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines,
Introgen and Viasystems, Group, Inc. (electronic manufacturer) (until 2003);
Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan
Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television (since
2002), WilTel Communications (until 2003) and Hayes Lemmerz International,
Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1979	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1991	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

35

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

36

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

37

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Greater China Opportunities Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

38

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you’ll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

39

OUR WEB SITE

A wealth of information -- www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

40

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
Sovereign Asset Management	John Hancock Signature	Independent registered
LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	Deloitte & Touche LLP
Boston, MA 02199	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

41

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

2900A 12/05 2/06

JOHN HANCOCK

Balanced Fund

12.31.2005 **Annual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 16

Trustees & officers
page 35

For more information
page 41

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 12 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of December 31, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
current income,
long-term growth of
capital and income
and preservation of
capital. To pursue
these goals, the
Fund allocates its
investments among
a diversified mix of
debt and equity
securities.

Over the last twelve months

* The stock market made modest headway, but was restrained by rising interest rates, high energy prices and concerns that consumer spending would slow.

* The Fund’s performance benefited from strong stock selection across nearly all sectors.

* Energy and utilities stocks were among the biggest contributors to the Fund’s returns.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.3%	United States Treasury
3.6%	British Energy Group Plc
3.2%	Microsoft Corp.
3.1%	Novelis, Inc.
2.9%	Suncor Energy, Inc.
2.8%	Constellation Energy Group
2.7%	Newmont Mining Corp.
2.5%	Sprint Nextel Corp.
2.5%	Lasmo America Ltd., 8.15%, Ser A
2.3%	Williams Cos., Inc. (The)
As a percentage of net assets on December 31, 2005.

1

BY TIMOTHY E. KEEFE, CFA, AND ROGER C. HAMILTON, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Balanced Fund

The stock market made modest headway in 2005 with the Standard and Poor’s 500 Index gaining 4.91% including reinvested dividends. Earnings growth was up nicely, thanks to a relatively strong economy, low interest rates, minimal wage pressures and corporate stock buybacks. Gains on stock prices, however, were more muted, as rising interest rates diverted investors’ attention to bonds. Energy prices that were near record highs and a potential slowdown in consumer spending further pressured returns. Bonds made even less progress, with the Lehman Brothers Aggregate Bond Index returning 2.43% for 2005. Bond prices fell as the Federal Reserve ratcheted up short-term interest rates. The difference between yields on short- and long-term bonds narrowed, while corporate bonds paid only slightly higher yields than Treasuries.

Performance and strategy review

Despite these challenges, John Hancock Balanced Fund’s Class A, Class B, Class C and Class I shares returned 13.36%, 12.59%, 12.59% and 14.02%, respectively, at net asset value. These returns were well ahead of the average balanced fund, which returned 4.69% for the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

“The stock market made modest headway in 2005...”

Strong stock selection drove the Fund’s gains. We focused on undervalued stocks with the potential to benefit from rising asset prices or strong earnings growth. We believed so strongly in the names we found that on average 65% of the Fund’s assets were in stocks. The Fund’s neutral position is 60% stocks with the balance in bonds and cash.

2

Standouts among energy and utilities stocks

The Fund’s biggest gains came from the energy and utilities sectors, where we were more heavily invested than the S&P 500. Our focus in energy was on companies with extensive long-lived reserves, because we thought they would be the biggest beneficiaries of high oil and gas prices. Top performers included Suncor Energy, Inc. and Canadian Natural Resources Ltd., companies with reserves in the vast oil sands of Alberta, Canada, as well as EnCana Corp., a large North American company. We sold EnCana and bought Williams Cos., Inc., a gas pipeline business with an exploration and production operation that has strong prospects from assets in the Rocky Mountains.

Within utilities, we targeted low-cost producers that could benefit from high oil and gas prices, as well as companies that were restructuring. British Energy Group Plc, a low-cost nuclear energy company that supplies 20% of Great Britain’s power, was a large holding that posted huge gains after a substantial financial restructuring. Allegheny Energy, Inc., a low-cost coal utility in Pennsylvania, was another winner after shedding assets to return to its regulated roots.

Strong gains from telecom and precious metals

We also had bigger stakes than the S&P 500 in telecommunications services and materials. In telecom, we invested in wireless companies with strong earnings growth prospects. NII Holdings, Inc., which provides service in Latin America, did especially well as usage increased in the region. In addition, Telewest Global, Inc., a company that provides cable services in the United Kingdom, saw its stock price rally as a result of a buyout offer from NTL, Inc., another Fund holding.

“The Fund’s biggest gains came from the energy and utilities sectors...”

In materials, our focus was on precious metals stocks, which we expected to benefit from limited supply and growing demand as well as an eventual weakening of the U.S. dollar. For most of the year, a strong U.S. dollar depressed gold prices, and high oil and gas costs ate into the mines’ profits. Late in the year, however, gold prices rallied against currencies worldwide. Newmont Mining

3

Sector
distribution[2]

Financials -- 14%

Utilities -- 14%

Energy -- 12%

Government --
U.S. -- 11%

Health care -- 9%

Telecommunication
services -- 6%

Materials -- 6%

Information
technology -- 5%

Government
agencies -- 5%

Consumer
discretionary -- 4%

Industrials -- 4%

Consumer
staples -- 4%

Corp., a gold mining company with premier properties worldwide, and Freeport-McMoRan Copper & Gold, Inc., which is mainly a copper producer, both posted sharp gains.

Disappointments from consumer and financial stocks

The only sector where stock selection was weak was consumer discretionary. We downplayed investments that were most vulnerable to a slowdown in consumer spending, such as retailers and automakers. Instead, we focused on attractively valued cable stocks, including News Corp. and Liberty Global, Inc. Increased competitive pressures, however, hurt stocks across the industry. The Fund’s only retail investment, Gap, also fell, as the company reported disappointing sales. We cut our losses and sold the position. We had a smaller stake than the S&P 500 in financials, which hurt returns as the sector rallied late in the year. Stock selection, however, was strong, as we avoided businesses that were dependent on low interest rates. Willis Group Holdings Ltd., an insurer, was an exception. The stock faltered as the company boosted compensation costs without gaining market share. The outlook improved as investors anticipated that insurance pricing would improve in the wake of the Gulf Coast hurricanes.

Tilt toward corporate bonds

On the fixed-income side of the portfolio, our biggest emphasis was on corporate bonds, which offered a slight yield advantage over government bonds. We favored bonds that we thought were of higher credit quality than investors realized, including bonds issued by utilities such as Beaver Valley Funding Corp. in

4

Pennsylvania and Mid-American Energy in Iowa. For most of the year, the Fund had its greatest concentrations in short- and long-maturity bonds with little in between. This strategy worked well as short-term interest rates climbed. Toward the end of the year, we began increasing our stake in intermediate-term securities, which should fare well once the Fed’s interest rate hikes are over. The Fund was less sensitive to interest rate changes than the Lehman Brothers Aggregate Bond Index, which helped performance as interest rates rose and bond prices fell.

More modest expectations going forward

While a fourth consecutive year of stock market gains might seem unrealistic, we think it could happen, given relatively stable interest rates and compressed price-to-earnings ratios at year end. A slowdown in earnings growth, lower consumer spending and continued high prices for energy could, however, hamper returns. We expect only modest gains from bonds, given the likelihood of further interest rate increases. In this uncertain environment, we plan to maintain our focus on areas where we have the most conviction about revenue growth or asset valuation.

“While a fourth consecutive year of stock market gains might seem unrealistic, we think it could happen...”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended December 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	10-5-92	10-5-92	5-3-99	3-1-02

Average annual returns with maximum sales charge (POP)
One year	7.73%	7.59%	11.59%	14.02%

Five years	1.05	1.02	1.39	--

Ten years	5.20	5.16	--	--

Since inception	--	--	0.48	4.94

Cumulative total returns with maximum sales charge (POP)
One year	7.73	7.59	11.59	14.02

Five years	5.37	5.20	7.12	--

Ten years	65.99	65.38	--	--

Since inception	--	--	3.23	20.31

SEC 30-day yield as of December 31, 2005
	1.12	0.48	0.47	1.73

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2
Period beginning	12-31-95	5-3-99	3-1-02

Balanced Fund	$16,538	$10,323	$12,031

Index 1	23,836	10,218	11,799

Index 2	18,202	14,853	12,264

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index -- Index 2 -- is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.
Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,078.40	$6.96
Class B	1,074.70	10.61
Class C	1,074.70	10.65
Class I	1,081.70	4.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,018.51	$6.76
Class B	1,014.98	10.30
Class C	1,014.94	10.34
Class I	1,020.98	4.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.33%, 2.03%, 2.04% and 0.84% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on December 31, 2005

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, common stocks, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 14.47%					$19,172,163
(Cost $18,844,302)
Broadcasting & Cable TV 0.77%					1,026,537

Comcast Cable Communications, Inc.,
Note	6.200%	11-15-08	BBB+	$1,000	1,026,537
Consumer Finance 4.09%					5,415,820

Ford Motor Credit Co.,
Note	6.625	06-16-08	BB–	1,500	1,360,584

Household Finance Corp.,
Sr Note	6.500	01-24-06	A	2,015	2,017,005
Sr Note	6.400	06-17-08	A	1,000	1,031,641

Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1994-2 Class A	7.250	04-07-06	AAA	1,000	1,006,590
Electric Utilities 2.34%					3,096,865

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,059,339

Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB–	1,944	2,037,526
Electrical Components & Equipment	1.38%				1,823,182

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,823,182
Gas Utilities 0.01%					16,708

Kinder Morgan Energy Partners, L.P.,
Sr Bond	7.750	03-15-32	BBB+	14	16,708
Health Care Services 1.53%					2,034,096

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB–	2,000	2,034,096
Multi-Utilities & Unregulated Power	1.91%				2,537,886

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB–	2,000	2,537,886

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Other Diversified Financial Services	1.66%				$2,199,121

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000%	06-01-17	BBB–	$1,000	1,147,070

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,052,051
Paper Products 0.01%					7,495

Norske Skogindustrier ASA,
Note (Norway) (S)	7.625	10-15-11	BBB–	7	7,495
Regional Banks 0.76%					1,000,644

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB–	1,000	1,000,644
Specialized Finance 0.01%					13,809

Principal Life Global Funding I,
Note (S)	6.250	02-15-12	AA	13	13,809

Issuer				Shares	Value

Common stocks 61.30%					$81,238,567
(Cost $70,507,651)
Agricultural Products 1.30%					1,722,469

Corn Products International, Inc.				72,100	1,722,469
Aluminum 3.08%					4,082,951

Novelis, Inc. (Canada)				195,450	4,082,951
Biotechnology 1.06%					1,403,708

Amgen, Inc. (I)				17,800	1,403,708
Broadcasting & Cable TV 3.36%					4,451,488

Liberty Global, Inc. (Class A) (I) (L)				115,250	2,593,125

Liberty Global, Inc. (Class C) (I)				68,800	1,458,560

News Corp. (Class B)				24,070	399,803
Communications Equipment 0.76%					1,009,975

Arris Group, Inc. (I) (L)				106,650	1,009,975
Computer Hardware 0.84%					1,106,022

Brocade Communications Systems, Inc. (I)				271,750	1,106,022
Diversified Banks 1.96%					2,597,595

UBS AG (Switzerland)				27,300	2,597,595
Diversified Metals & Mining 0.05%					65,905

Freeport-McMoRan Copper & Gold, Inc. (Class B)				1,225	65,905

See notes to financial statements.

11

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Electric Utilities 1.43%		$1,892,670

Allegheny Energy, Inc. (I)	59,800	1,892,670
Electrical Components & Equipment 0.67%		893,139

Samsung Electronics Co., Ltd., Global Depositary Receipt (South Korea) (S)	2,740	893,139
Environmental Services 0.51%		673,578

Clean Harbors, Inc. (I)	23,380	673,578
Food Retail 2.27%		3,002,133

Tesco Plc (United Kingdom)	526,355	3,002,133
Gas Utilities 1.70%		2,255,956

Southern Union Co. (I)	95,470	2,255,956
Gold 2.71%		3,597,558

Newmont Mining Corp.	67,370	3,597,558
Health Care Equipment 1.12%		1,488,744

Hospira, Inc. (I)	34,800	1,488,744
Industrial Machinery 1.51%		2,002,636

Eaton Corp.	29,850	2,002,636
Insurance Brokers 1.21%		1,597,569

Benfield Group Plc (United Kingdom)	4,459	27,619

Willis Group Holdings Ltd. (Bermuda)	42,500	1,569,950
Integrated Oil & Gas 2.84%		3,770,124

Suncor Energy, Inc. (Canada)	59,720	3,770,124
Integrated Telecommunication Services 3.89%		5,161,200

Chunghwa Telecom Co., Ltd. (Taiwan)	93,451	1,714,826

NTL, Inc. (I)	28,020	1,907,602

Telewest Global, Inc. (United Kingdom) (I)	64,600	1,538,772
Life & Health Insurance 0.60%		794,111

Prudential Financial, Inc.	10,850	794,111
Movies & Entertainment 0.30%		391,528

Time Warner, Inc.	22,450	391,528
Multi-Utilities & Unregulated Power 6.33%		8,384,166

British Energy Group Plc (United Kingdom) (I)	533,564	4,755,366

Constellation Energy Group	63,000	3,628,800
Oil & Gas Drilling 0.84%		1,107,450

GlobalSantaFe Corp. (Cayman Islands)	23,000	1,107,450

See notes to financial statements.

12

F I N A N C I A L   S TAT E M E N T S

Issuer				Shares	Value
Oil & Gas Exploration & Production 3.52%					$4,666,386

Canadian Natural Resources Ltd. (Canada)				14,800	734,376

CNX Gas Corp. (I) (S)				39,880	827,510

Riata Energy, Inc. (I) (S)				100,000	1,525,000

Rosetta Resources, Inc. (I) (S)				87,750	1,579,500
Oil & Gas Refining, Marketing & Transportation 2.33%					3,081,610

Williams Cos., Inc. (The)				133,000	3,081,610
Other Diversified Financial Services 1.08%					1,431,635

Citigroup, Inc.				29,500	1,431,635
Pharmaceuticals 5.64%					7,479,721

Abbot Laboratories				44,150	1,740,835

Novartis AG, American Depositary Receipt (ADR) (Switzerland)				30,304	1,590,354

OSI Pharmaceuticals, Inc. (I) (L)				65,050	1,824,002

Shire Pharmaceutical Group Plc, ADR (United Kingdom)				59,926	2,324,530
Reinsurance 2.73%					3,614,535

Berkshire Hathaway, Inc. (Class B) (I)				650	1,908,075

Endurance Specialty Holdings Ltd. (Bermuda)				47,600	1,706,460
Systems Software 3.21%					4,259,966

Microsoft Corp.				162,905	4,259,966
Wireless Telecommunication Services 2.45%					3,252,039

Sprint Nextel Corp.				139,214	3,252,039

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 2.45%					$3,247,500
(Cost $3,000,000)
Oil & Gas Exploration & Production 2.45%					3,247,500

Lasmo America Ltd., 8.15%, Ser A (S)			A+	30,000	3,247,500

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 15.42%					$20,438,573
(Cost $19,888,388)
Government U.S. 10.63%					14,092,534

United States Treasury,
Bond (L)	6.000%	02-15-26	AAA	$1,000	1,179,219
Bond (L)	5.375	02-15-31	AAA	675	758,215
Note (L)	6.000	08-15-09	AAA	750	790,429
Note (L)	4.250	10-15-10	AAA	7,000	6,963,362

See notes to financial statements.

13

F I N A N C I A L   S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. (continued)

United States Treasury, (continued)
Note (L)	4.000%	03-15-10	AAA	$2,000	$1,971,328
Note (L)	3.875	07-15-10	AAA	1,000	980,078
Note (L)	3.375	09-15-09	AAA	1,500	1,449,903
Government U.S. Agency 4.79%					6,346,039

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	43	44,171
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	95	99,106
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	38	39,885
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	676	659,431
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	18	19,261
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	22	23,643
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	17	18,458
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	13	14,455
Note (L)	6.000	05-15-11	AAA	1,500	1,586,455

Financing Corp.,
Bond Ser E	9.650	11-02-18	AAA	1,790	2,575,264

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,800
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	351	367,673

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	883	894,437

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 8.87%					$11,761,128

(Cost $11,761,128)
Joint Repurchase Agreement 5.41%					7,175,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 12-30-05 due 1-3-06 (Secured by
U.S. Treasury Inflation Indexed Note 3.375%
due 1-15-12)			3.500%	$7,175	7,175,000

				Shares
Cash Equivalents 3.46%					4,586,128

AIM Cash Investment Trust (T)				4,586,128	4,586,128

Total investments 102.51%					$135,857,931

Other assets and liabilities, net (2.51%)					($3,329,561)

Total net assets 100.00%					$132,528,370

See notes to financial statements.

14

F I N A N C I A L   S TAT E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,093,953 or 6.11% of the Fund’s net assets as of December 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

15

F I N A N C I A L   S TAT E M E N T S

ASSETS AND LIABILITIES

December 31, 2005

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $124,001,469)
including $20,372,652 of securities loaned	$135,857,931
Cash	502
Receivable for investments sold	330,270
Receivable for shares sold	552,189
Dividends and interest receivable	616,594
Other assets	22,857
Total assets	137,380,343

Liabilities
Payable for shares repurchased	51,146
Payable upon return of securities loaned	4,586,128
Payable to affiliates
Management fees	66,655
Distribution and service fees	13,335
Other	41,343
Other payables and accrued expenses	93,366
Total liabilities	4,851,973

Net assets
Capital paid-in	119,910,968
Accumulated net realized gain on investments
and foreign currency transactions	791,557
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies	11,856,462
Distributions in excess of net investment income	(30,617)
Net assets	$132,528,370

Net asset value per share
Based on net asset values and shares outstanding -- the
Fund has an unlimited number of shares authorized
with no par value
Class A ($91,548,570 ÷ 7,264,696 shares)	$12.60
Class B ($27,245,715 ÷ 2,162,620 shares)	$12.60
Class C ($6,304,346 ÷ 500,359 shares)	$12.60
Class I ($7,429,739 ÷ 589,335 shares)	$12.61

Maximum offering price per share
Class A1 ($12.60 ÷ 95%)	$13.26

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

16

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the year ended
December 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest	$2,048,253
Dividends (net of foreign withholding taxes of $9,116)	975,544
Securities lending	23,557
Total investment income	3,047,354

Expenses
Investment management fees	740,415
Class A distribution and service fees	258,219
Class B distribution and service fees	260,080
Class C distribution and service fees	46,178
Class A, B and C transfer agent fees	315,842
Class I transfer agent fees	3,352
Registration and filing fees	52,033
Printing	47,330
Custodian fees	44,129
Professional fees	39,810
Accounting and legal services fees	29,263
Trustees’ fees	11,071
Miscellaneous	10,000
Compliance fees	3,008
Securities lending fees	1,145
Interest	204
Total expenses	1,862,079
Less expense reductions	(19,150)
Net expenses	1,842,929
Net investment income	1,204,425

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	17,128,453
Foreign currency transactions	(23,981)
Change in net unrealized appreciation (depreciation) of
Investments	(2,972,949)
Translation of assets and liabilities in foreign currencies	60
Net realized and unrealized gain	14,131,583
Increase in net assets from operations	$15,336,008

See notes to financial statements.

17

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	12-31-04	12-31-05

Increase (decrease) in net assets
From operations
Net investment income	$1,968,406	$1,204,425
Net realized gain	11,503,538	17,104,472
Change in net unrealized
appreciation (depreciation)	(5,613,642)	(2,972,889)
Increase in net assets resulting
from operations	7,858,302	15,336,008
Distributions to shareholders
From net investment income
Class A	(1,710,838)	(1,148,486)
Class B	(365,156)	(164,103)
Class C	(59,689)	(30,069)
Class I	(163,979)	(123,476)
From net realized gain
Class A	--	(3,147,993)
Class B	--	(940,374)
Class C	--	(213,956)
Class I	--	(256,360)
	(2,299,662)	(6,024,817)
From Fund share transactions	(11,019,515)	(206,856)

Net assets
Beginning of period	128,884,910	123,424,035
End of period[1]	$123,424,035	$132,528,370

1 Includes distributions in excess of net investment income of $55,452 and $30,617, respectively.

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS
CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$13.03	$12.02	$9.61	$11.15	$11.67
Net investment income[3]	0.30	0.23	0.17	0.19	0.13
Net realized and unrealized
gain (loss) on investments	(0.99)	(2.40)	1.56	0.56	1.41
Total from
investment operations	(0.69)	(2.17)	1.73	0.75	1.54
Less distributions
From net investment income	(0.32)	(0.24)	(0.19)	(0.23)	(0.16)
From net realized gain	--	--	--	--	(0.45)
	(0.32)	(0.24)	(0.19)	(0.23)	(0.61)
Net asset value, end of period	$12.02	$9.61	$11.15	$11.67	$12.60
Total return[4] (%)	(5.23)	(18.19)	18.21	6.78[5]	13.36[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$136	$85	$88	$86	$92
Ratio of expenses
to average net assets (%)	1.37	1.39	1.41	1.35	1.35
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	1.39	1.37
Ratio of net investment income
to average net assets (%)	2.45	2.15	1.70	1.72	1.13
Portfolio turnover (%)	98	86	60	56	88

See notes to financial statements.

19

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$13.03	$12.01	$9.61	$11.15	$11.67
Net investment income[3]	0.22	0.16	0.10	0.11	0.05
Net realized and unrealized
gain (loss) on investments	(1.00)	(2.40)	1.56	0.56	1.41
Total from
investment operations	(0.78)	(2.24)	1.66	0.67	1.46
Less distributions
From net investment income	(0.24)	(0.16)	(0.12)	(0.15)	(0.08)
From net realized gain	--	--	--	--	(0.45)
	(0.24)	(0.16)	(0.12)	(0.15)	(0.53)
Net asset value, end of period	$12.01	$9.61	$11.15	$11.67	$12.60
Total return[4] (%)	(5.99)	(18.71)	17.42	6.05[5]	12.59[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$46	$28	$30	$27	$27
Ratio of expenses
to average net assets (%)	2.07	2.09	2.11	2.04	2.05
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	2.08	2.07
Ratio of net investment income
to average net assets (%)	1.75	1.44	1.00	1.03	0.43
Portfolio turnover (%)	98	86	60	56	88

See notes to financial statements.

20

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$13.03	$12.01	$9.61	$11.15	$11.67
Net investment income[3]	0.21	0.16	0.10	0.11	0.05
Net realized and unrealized
gain (loss) on investments	(0.99)	(2.40)	1.56	0.56	1.41
Total from
investment operations	(0.78)	(2.24)	1.66	0.67	1.46
Less distributions
From net investment income	(0.24)	(0.16)	(0.12)	(0.15)	(0.08)
From net realized gain	--	--	--	--	(0.45)
	(0.24)	(0.16)	(0.12)	(0.15)	(0.53)
Net asset value, end of period	$12.01	$9.61	$11.15	$11.67	$12.60
Total return[4] (%)	(5.99)	(18.71)	17.42	6.04[5]	12.59[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$2	$4	$5	$6
Ratio of expenses
to average net assets (%)	2.07	2.09	2.11	2.05	2.05
Ratio of adjusted expenses
to average net assets[6] (%)	--	--	--	2.09	2.07
Ratio of net investment income
to average net assets (%)	1.76	1.46	0.99	1.00	0.43
Portfolio turnover (%)	98	86	60	56	88

See notes to financial statements.

21

F I N A N C I A L   H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-02[1,7]	12-31-03	12-31-04	12-31-05

Per share operating performance
Net asset value,
beginning of period	$11.93	$9.61	$11.15	$11.67
Net investment income[3]	0.21	0.23	0.25	0.19
Net realized and unrealized
gain (loss) on investments	(2.26)	1.56	0.55	1.43
Total from investment operations	(2.05)	1.79	0.80	1.62
Less distributions
From net investment income	(0.27)	(0.25)	(0.28)	(0.23)
From net realized gain	--	--	--	(0.45)
	(0.27)	(0.25)	(0.28)	(0.68)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.61
Total return[4] (%)	(17.29)[8]	18.87	7.31	14.02

Ratios and supplemental data
Net assets, end of period
(in millions)	$7	$7	$6	$7
Ratio of expenses
to average net assets (%)	1.15[9]	0.89	0.83	0.84
Ratio of net investment income
to average net assets (%)	2.59[9]	2.22	2.25	1.63
Portfolio turnover (%)	86	60	56	88

1 Audited by previous auditor.

2 As required, effective 1-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 1-1-01, have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

7 Class I shares began operations on 3-1-01.

8 Not annualized.

9 Annualized.

See notes to financial statements.

22

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Balanced Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to provide current income, long-term growth of capital and income and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into

23

U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear

24

the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2005, the Fund loaned securities having a market value of $20,372,652 collateralized by securities in the amount of $16,320,315 and by cash in the amount of $4,586,128. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $2,299,662. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $1,466,134 and long-term capital gain $4,558,683. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2005, the components of distributable earnings on a tax basis included $861,619 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund’s average daily net asset value, until June 30, 2005. Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have

25

an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2005, JH Funds received net up-front sales charges of $123,441 with regard to sales of Class A shares. Of this amount, $18,924 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $85,973 was paid as sales commissions to unrelated broker-dealers and $18,544 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2005, CDSCs received by JH Funds amounted to $46,330 for Class B shares and $2,740 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s transfer agent fee if it exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $19,150 for the year ended December 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $29,263. The Fund also paid the Adviser the amount of $486 for certain publishing services, included in the printing fees. The Fund also

26

reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-04		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,038,941	$11,635,259	1,074,412	$13,219,342
Distributions reinvested	143,172	1,617,135	330,448	4,108,700
Repurchased	(1,746,374)	(19,616,577)	(1,469,318)	(17,855,578)
Net decrease	(564,261)	($6,364,183)	(64,458)	($527,536)

Class B shares
Sold	683,207	$7,673,011	593,775	$7,312,471
Distributions reinvested	29,580	334,602	83,508	1,040,280
Repurchased	(1,084,380)	(12,149,083)	(816,887)	(9,923,366)
Net decrease	(371,593)	($4,141,470)	(139,604)	($1,570,615)

Class C shares
Sold	198,843	$2,236,038	214,747	$2,690,820
Distributions reinvested	4,629	52,368	17,668	220,298
Repurchased	(180,925)	(2,036,205)	(120,599)	(1,447,291)
Net increase	22,547	$252,201	111,816	$1,463,827

Class I shares
Sold	61,023	$687,123	63,992	$789,795
Distributions reinvested	14,539	163,979	30,578	379,836
Repurchased	(142,574)	(1,617,165)	(61,681)	(742,163)
Net increase (decrease)	(67,012)	($766,063)	32,889	$427,468

Net decrease	(980,319)	($11,019,515)	(59,357)	($206,856)

27

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2005, aggregated $93,249,545 and $109,609,963, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $9,928,320 and $1,033,809, respectively, during the year ended December 31, 2005.

The cost of investments owned on December 31, 2005, including short-term investments, for federal income tax purposes was $124,544,044. Gross unrealized appreciation and depreciation of investments aggregated $12,694,636 and $1,380,749, respectively, resulting in net unrealized appreciation of $11,313,887. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Note E
Reclassification of accounts

During the year ended December 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $403,255, a decrease in distributions in excess of net investment income of $286,544 and an increase in capital paid-in of $116,711. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, amortization of premiums and accretion of discounts on debt securities and foreign currency adjustments. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Change in independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports quali-fied as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

28

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Investment Trust and Shareholders of John Hancock Balanced Fund,

We have audited the accompanying statement of assets and liabilities of John Hancock Balanced Fund (the “Fund”), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the finan-cial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Balanced Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

29

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2005.

The Fund has designated distributions to shareholders of $4,750,427 as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2005, 66.07% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders were mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

30

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Balanced Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Balanced Fund (the “Fund”).

At meetings held on May 19–20 and June 6–7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement,  the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,  (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the signifi-cant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

31

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indices. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently below the median and average performance of its Universe and its benchmark indices, the Lipper Balanced Funds Index and Hybrid Lehman/S&P Index, for the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and described changes in investment personnel and processes, which have been implemented with the objective of improving performance. The Adviser indicated to the Board that the Fund’s most recent performance through March 31, 2005 had improved. The Board evaluated the actions that have been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than that of the Peer Group and was not appreciably higher than the Universe. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and actions taken with the intention of improving the Fund’s performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

32

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader Review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affili-ate of the Adviser (the “Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Sub-Adviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible

33

for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

34

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1992	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	1996	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Jefferson-Pilot Corporation
(diversified life insurance company), New Century Equity Holdings (formerly

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1996	143
Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines,
Introgen and Viasystems, Group, Inc. (electronic manufacturer) (until 2003);
Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan
Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television (since
2002), WilTel Communications (until 2003) and Hayes Lemmerz International,
Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1992	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1992	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	184
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Greater China Opportunities Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

* Reduces the amount of paper mail you receive from
John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at
www.jhfunds.com/edelivery

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
Sovereign Asset Management	John Hancock Signature	Independent registered
LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	Deloitte & Touche LLP
Boston, MA 02199	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.

3600A 12/05 2/06

JOHN HANCOCK

Small Cap Intrinsic Value Fund

12.31.2005 Annual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 12 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of December 31, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of small-
capitalization
companies in the
range of the Russell
2000 Index.

Over the last ten months

* The stock market climbed higher, despite near record energy prices, rising short-term interest rates and concerns about a potential slowdown in consumer spending.

* Small-cap stocks rallied, but gains were more moderate than in recent years.

* The Fund benefited from strong bottom-up stock picking, especially in the industrials and consumer discretionary sectors.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top ten holdings
5.5%	Diamond Foods, Inc.
5.3%	Novelis, Inc.
5.2%	Agnico-Eagle Mines Ltd.
4.9%	Clean Harbors, Inc.
4.2%	Southern Union Co.
3.3%	Hunter Douglas N.V.
3.2%	Brocade Communications Systems, Inc.
3.1%	Arris Group, Inc.
3.0%	Massey Energy Co.
3.0%	Aether Holdings, Inc.
As a percentage of net assets on December 31, 2005.

1

BY TIMOTHY E. KEEFE, CFA, AND TIMOTHY M. MALLOY,
PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK
Small Cap Intrinsic
Value Fund

Small-cap stocks continued to climb in 2005, marking their third consecutive year of gains. Although many small-cap companies delivered good earnings growth, their stock prices appreciated at a more moderate pace than in previous years. Concerns that small-cap stock valuations were no longer attractive restrained returns. In addition, the market environment was challenging. Among the headwinds were high oil and gas prices, which pressured both consumer and corporate balance sheets. Borrowing costs, which can have an especially big impact on smaller companies, climbed as the Federal Reserve continued to raise short-term interest rates. Concerns that a slowdown in the housing market would curb consumer spending -- a cornerstone of economic growth in recent years -- also weighed on the market. In the wake of the Gulf Coast hurricanes, investor confidence sank to record lows. The possibility that the Fed was near the end of its interest-rate hikes, however, ignited a late-year rally.

“Small-cap stocks continued to climb in 2005, marking their third consecutive year of gains.”

Performance review

From inception on February 28, 2005, through December 31, 2005, John Hancock Small Cap Intrinsic Value Fund’s Class A, Class B, Class C and Class I shares returned 17.28%, 16.78%, 16.78% and 17.58%, respectively, at net asset value. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund beat the average small-cap core fund, which returned 7.33%, over the same 10-month period, according to Lipper, Inc.1 It also outpaced the Russell 2000 Index, which returned 7.29% with dividends reinvested during the reporting period.

2

Taking advantage of volatility

Volatility in some stocks created opportunities to buy companies with great cash flow whose stocks were trading below their intrinsic value, or what we believed they were worth. We tried to buy companies that we would want to own outright whose managements had a track record of creating value for shareholders. We also looked for catalysts that might help unlock that value, including better Wall Street coverage, new product releases, improved pricing, a change in ownership, or a restructuring. We invested heavily in the stocks we liked, owning between 30 and 40 names. The Fund had larger stakes than the Russell 2000 index in sectors where we found the most opportunities, such as technology, and lower stakes than the index in industries, such as banking and retail, that seemed vulnerable to rising interest rates or a slowdown in consumer spending.

“Stocks that hit the catalysts we had previously identified were the Fund’s best performers.”

Strong stock selection across sectors

Stocks that hit the catalysts we had previously identified were the Fund’s best performers. They included Leap Wireless International, Inc., which offers wireless service plans with unlimited calling for a flat monthly fee. The catalyst was the company’s emergence from bankruptcy, which boosted Wall Street coverage and, in turn, helped the price move sharply higher. In the industrials sector, Clean Harbors, Inc., an environmental services firm, rallied nicely, as it generated higher cash flows and paid down debt. Among utilities, Allegheny Energy, a low-cost coal power producer, benefited from a restructuring as well as improved pricing. Within consumer discretionary, the auction house Sotheby’s Holdings, Inc. produced strong gains, with the catalyst being a change in control of the company’s stock. In addition, Equator Exploration Ltd., a British exploration and production company, saw its stock price climb as investors began to recognize the value of reserves the company owns off the coast of Africa.

3

Sector
distribution[2]

Industrials -- 18%

Financials -- 13%

Telecommunication
services -- 10%

Materials -- 8%

Consumer
staples -- 8%

Information
technology -- 7%

Utilities -- 7%

Consumer
discretionary -- 6%

Energy -- 6%

Health care -- 4%

Sizable stake in precious metals stocks

The Fund had a relatively large investment in precious metals. We expected these stocks to benefit from growing demand and tight supply as well as an eventual weakening of the U.S. dollar. We also thought gold offered a hedge against inflation. For most of the year, gold stocks suffered as the U.S. dollar strengthened and high oil and gas prices ate into the mines’ profits. Late in the year, however, gold prices rallied against currencies worldwide, and the stocks benefited. Agnico-Eagle Mines Ltd, a Canadian company, was a large position and an especially strong performer. Apex Silver Mines, Inc., a company with mines in Bolivia, however, declined as investors worried about the country’s political instability.

Mixed returns from technology

Technology accounted for some of the Fund’s best and worst performance. Among the standouts were Aspen Technology, Inc. and Arris Group, Inc. Aspen sells software to energy and drug companies that helps increase their production efficiency. It benefited from restructuring its balance sheet and introducing new products that quickly gained traction. Arris is the leading provider of the technology that allows cable companies to offer Voice over Internet Protocol (VoIP) services. As demand for VoIP took off, Arris benefited. Offsetting these gains were deltathree and ActivCard, stocks that declined when expected contracts were delayed. deltathree provides back office services for the VoIP offerings of integrated telecom providers, while ActivCard is a leader in smart-card security. We sold ActivCard, but kept deltathree. Elsewhere, disappointments included IPC Holdings Ltd., a reinsurer with exposure to the Gulf

4

Coast, which stands to benefit from improved industry pricing in the wake of the hurricanes. Kindred Healthcare, Inc., which operates hospitals and nursing homes, also fell when it lowered earnings expectations for the fourth quarter.

“We plan to use volatility to find advantageous entry points for small- cap stocks with strong cash flows and skilled management teams...”

Opportunity for stock pickers ahead

We believe some sectors of the market could remain volatile, depending on the direction of energy prices, interest rates and consumer spending. Volatility, however, often creates good buying opportunities for bottom-up stock pickers. We plan to use volatility to find advantageous entry points for small-cap stocks with strong cash flows and skilled management teams that have the potential to perform well, regardless of the market environment. During the second half of the year, we added a stake in Diamond Foods, Inc., the nut company that sells walnuts as well as a new brand of salty snacks called Emerald. We thought the stock price did not fully reflect the value of the company’s new business. Even though small-cap stocks have had a strong run in recent years, we expect to continue to find great companies whose stocks are selling for less than what we think they are worth.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended December 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	2-28-05	2-28-05	2-28-05	2-28-05

Cumulative total returns with maximum sales charge (POP)
Since inception	11.41%	11.78%	15.78%	17.58%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

	Class B	Class C	Class I1
Period beginning	2-28-05	2-28-05	2-28-05

Without sales charge	$11,678	$11,678	$11,758

With maximum sales charge	11,178	11,578	11,758

Index	10,729	10,729	10,729

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,130.90	$7.79
Class B	1,128.30	10.19
Class C	1,128.30	10.19
Class I	1,132.70	6.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,017.90	$7.38
Class B	1,015.63	9.65
Class C	1,015.63	9.65
Class I	1,019.40	5.86

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.45%, 1.90%, 1.90% and 1.15% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on December 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 86.92%		$3,058,291
(Cost $2,897,501)
Agricultural Products 5.05%		177,604

Corn Products International, Inc.	3,100	74,059

Delta & Pine Land Co.	4,500	103,545
Aluminum 5.27%		185,294

Novelis, Inc. (Canada)	8,870	185,294
Apparel Retail 2.83%		99,636

DSW, Inc. (Class A) (I)	3,800	99,636
Computer Hardware 3.16%		111,111

Brocade Communications Systems, Inc. (I)	27,300	111,111
Construction & Farm Machinery & Heavy Trucks 0.79%		27,672

AGCO Corp. (I)	1,670	27,672
Diversified Commercial Services 1.98%		69,768

Sotheby’s Holdings, Inc. (Class A) (I)	3,800	69,768
Diversified Metals & Mining 8.25%		290,183

Agnico-Eagle Mines Ltd. (Canada) (L)	9,300	183,768

Massey Energy Co.	2,810	106,415
Environmental Services 4.89%		171,996

Clean Harbors, Inc. (I)(L)	5,970	171,996
Food Distributors 1.91%		67,275

Gold Kist, Inc. (I)	4,500	67,275
Food Retail 5.50%		193,548

Diamond Foods, Inc. (I)	9,790	193,548
Gas Utilities 4.22%		148,420

Southern Union Co. (I)	6,281	148,420

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Health Care Facilities 1.98%		$69,810

Kindred Healthcare, Inc. (I)	2,710	69,810
Home Furnishings 3.34%		117,581

Hunter Douglas N.V. (Netherlands)	2,160	117,581
Integrated Telecommunication Services 5.98%		210,321

Arris Group, Inc. (I)	11,450	108,431

RCN Corp. (I)(L)	4,345	101,890
Internet Software & Services 2.76%		97,194

deltathree, Inc. (I)(L)	33,400	97,194
Investment Banking & Brokerage 5.21%		183,406

Aether Holdings, Inc. (I)	32,050	106,406

Wright Express Corp. (I)	3,500	77,000
Multi-Utilities & Unregulated Power 2.61%		91,980

Aquila, Inc. (I)	25,550	91,980
Oil & Gas Exploration & Production 6.14%		216,104

Blackrock Ventures, Inc. (Canada) (I)	6,700	66,294

CNX Gas Corp. (I)	1,610	33,408

Denbury Resources, Inc. (I)	4,600	104,788

Equator Exploration Ltd. (British Virgin Islands) (I)	2,500	11,614
Pharmaceuticals 2.47%		86,924

OSI Pharmaceuticals, Inc. (I)(L)	3,100	86,924
Regional Banks 2.84%		99,965

United Financial Bancorp, Inc. (I)	8,670	99,965
Reinsurance 4.97%		174,735

Endurance Specialty Holdings Ltd. (Bermuda)	2,100	75,285

IPC Holdings Ltd. (Bermuda)	1,340	36,689

Platinum Underwriters Holdings Ltd. (Bermuda)	2,020	62,761
Systems Software 0.97%		34,069

Aspen Technology, Inc. (I)	4,340	34,069
Wireless Telecommunication Services 3.80%		133,695

Leap Wireless International, Inc. (I)	895	33,903

USA Mobility, Inc. (I)	3,600	99,792

See notes to financial statements.

11

F I N A N C I A L   S TAT E M E N T S

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Short-term investments 29.70%			$1,045,011
(Cost $1,044,931)
Government U.S. Agency 12.53%			441,000

Federal Home Loan Bank,
Disc Note 1-3-06	AAA	$441	441,000

		Shares
Cash Equivalents 17.17%			604,011

AIM Cash Investment Trust (T)		604,011	604,011

Total investments 116.62%			$4,103,302

Other assets and liabilities, net (16.62%)			($584,702)

Total net assets 100.00%			$3,518,600

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

December 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $3,942,432)
including $592,168 of securities loaned	$4,103,302
Cash	1,093
Dividends and interest receivable	623
Receivable from affiliates	58,767
Other assets	8
Total assets	4,163,793

Liabilities
Payable for investments purchased	19,655
Payable upon return of securities loaned	604,011
Payable to affiliates
Management fees	2,668
Distribution and service fees	247
Other	74
Other payables and accrued expenses	18,538
Total liabilities	645,193

Net assets
Capital paid-in	3,253,986
Accumulated net realized gain
on investments and foreign currency transactions	103,744
Net unrealized appreciation of investments	160,870
Net assets	$3,518,600

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($3,167,357 ÷ 291,569 shares)	$10.86
Class B ($116,819 ÷ 10,803 shares)	$10.81
Class C ($116,819 ÷ 10,803 shares)	$10.81
Class I ($117,605 ÷ 10,797 shares)	$10.89

Maximum offering price per share
Class A1 ($10.86 ÷ 95%)	$11.43

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements. 13

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the period ended
December 31, 2005[1]

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $753)	$29,099
Interest	3,750
Securities lending	3,565
Total investment income	36,414

Expenses
Investment management fees	23,908
Class A distribution and service fees	7,173
Class B distribution and service fees	704
Class C distribution and service fees	704
Transfer agent fees	1,328
Registration and filing fees	64,618
Printing	10,130
Professional fees	10,067
Custodian fees	8,792
Miscellaneous	1,999
Accounting and legal services fees	664
Securities lending fees	167
Compliance fees	100
Trustees’ fees	99
Total expenses	130,453
Less expense reductions	91,324
Net expenses	39,129
Net investment loss	(2,715)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	362,755
Foreign currency transactions	(2,310)
Change in net unrealized
appreciation of investments	160,870
Net realized and unrealized gain	521,315
Increase in net assets from operations	$518,600

1 Beginning of operations from 2-28-05 through 12-31-05.

See notes to financial statements.

14

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
since inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

Period
ended
12-31-05[1]

Increase (decrease) in net assets
From operations
Net investment loss	($2,715)
Net realized gain	360,445
Change in net unrealized appreciation	160,870
Increase in net assets
resulting from operations	518,600
Distributions to shareholders
From net realized gain
Class A	(230,784)
Class B	(8,548)
Class C	(8,548)
Class I	(8,548)
(256,428)
From Fund share transactions	3,256,428

Net assets
End of period	$3,518,600

1 Beginning of operations from 2-28-05 through 12-31-05.

See notes to financial statements.

15

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations.

Period ended	12-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized
gain on investments	1.72
Total from
investment operations	1.71
Less distributions
From net realized gain	(0.85)
Net asset value, end of period	$10.86
Total return[3] (%)	17.28[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3
Ratio of expenses
to average net assets (%)	1.45[6]
Ratio of adjusted expenses
to average net assets[7] (%)	4.89[6]
Ratio of net investment loss
to average net assets (%)	(0.08)[6]
Portfolio turnover (%)	97

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment loss[2]	(0.05)
Net realized and unrealized
gain on investments	1.71
Total from
investment operations	1.66
Less distributions
From net realized gain	(0.85)
Net asset value, end of period	$10.81
Total return[3] (%)	16.78[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[8]
Ratio of expenses to average
net assets (%)	1.95[6]
Ratio of adjusted expenses
to average net assets[7] (%)	5.39[6]
Ratio of net investment loss
to average net assets (%)	(0.57)[6]
Portfolio turnover (%)	97

See notes to financial statements.

17

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment loss[2]	(0.05)
Net realized and unrealized
gain on investments	1.71
Total from
investment operations	1.66
Less distributions
From net realized gain	(0.85)
Net asset value, end of period	$10.81
Total return[3] (%)	16.78[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[8]
Ratio of expenses
to average net assets (%)	1.95[6]
Ratio of adjusted expenses
to average net assets[7] (%)	5.39[6]
Ratio of net investment loss
to average net assets (%)	(0.57)[6]
Portfolio turnover (%)	97

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized
gain on investments	1.72
Total from
investment operations	1.74
Less distributions
From net realized gain	(0.85)
Net asset value, end of period	$10.89
Total return[3] (%)	17.58[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[8]
Ratio of expenses
to average net assets (%)	1.15[6]
Ratio of adjusted expenses
to average net assets[7] (%)	4.59[6]
Ratio of net investment income
to average net assets (%)	0.22[6]
Portfolio turnover (%)	97

1 Beginning of operations from 2-28-05 through 12-31-05.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Less than $500,000.

See notes to financial statements.

19

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Small Cap Intrinsic Value Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency

20

exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2005, the Fund loaned securities having a market value of $592,168 collateralized by cash in the amount of $604,011. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

21

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005 the tax character of distributions paid was as follows: ordinary income $256,428. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2005, the components of distributable earnings on a tax basis included $104,502 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee
and transactions
with affiliates
and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.90% of the Fund’s average daily net asset value.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.15% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C and Class I shares at least until April 30, 2006. Accordingly, the expense reductions related to this total expense limitation amounted to $89,996 for the period ended December 31, 2005. The Adviser reserves the right to terminate these limitations in the future.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended December 31, 2005 JH Funds received no net up-front sales charges

22

with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended December 31, 2005, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Accordingly, the expense reduction related to the transfer fee waiver amounted to $1,328 for the period ended December 31, 2005. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $664. The Fund also paid the Adviser the amount of $1,225 for certain publishing services. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 291,569 Class A shares, 10,803 Class B shares, 10,803 Class C shares and 10,797 Class I shares of beneficial interest of the Fund on December 31, 2005.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

23

Note C Fund share transactions This listing illustrates the number of Fund shares sold and reinvested during the last period, along with the corresponding dollar value.

	Period ended 12-31-05[1]
	Shares	Amount

Class A shares
Sold	270,000	$2,700,000
Distributions reinvested	21,569	230,784
Net increase	291,569	$2,930,784

Class B shares
Sold	10,000	$100,000
Distributions reinvested	803	8,548
Net increase	10,803	$108,548

Class C shares
Sold	10,000	$100,000
Distributions reinvested	803	8,548
Net increase	10,803	$108,548

Class I shares
Sold	10,000	$100,000
Distributions reinvested	797	8,548
Net increase	10,797	$108,548

Net increase	323,972	$3,256,428

1 Beginning of operations from 2-28-05 through 12-31-05.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 31, 2005, aggregated $5,475,882 and $2,941,136, respectively.

The cost of investments owned on December 31, 2005, including short-term investments, for federal income tax purposes, was $3,943,189. Gross unrealized appreciation and depreciation of investments aggregated $297,472 and $137,359, respectively, resulting in net unrealized appreciation of $160,113. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification of accounts

During the period ended December 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $273, a decrease in accumulated net investment loss of $2,715 and a decrease of capital paid-in of $2,442. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income

24

and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for certain foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

Change in independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2006. During the most recent fiscal year, Deloitte & Touche LLP’s audit report contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their report.

25

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Investment Trust and Shareholders of John Hancock Small Cap Intrinsic Value Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Small Cap Intrinsic Value Fund (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the period from February 28, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-cial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods from February 28, 2005 (commencement of operations) through December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

26

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended December 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended December 31, 2005, 4.97% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders were mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

27

Board Consideration
of Investment
Advisory Agreement:
John Hancock
Small Cap Intrinsic
Value Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Small Cap Intrinsic Value Fund (the “Fund”).

At a meeting held on December 14, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also considered information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the funds’ investment policies and restrictions, and with the funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the median fee paid by a group of similar funds selected by the Adviser. The Board

28

noted that the Advisory Agreement Rate was lower than the average advisory fee rate for the Morningstar Small Cap Value Category. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be slightly lower than the average total expense ratio of the Morningstar Small Cap Value Category. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at the time

In light of the fact that the Fund had not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers whether to continue the Advisory Agreement, were not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

29

At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affiliate of the Adviser (the “Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Sub-Adviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, which was discussed in the last shareholders report, the Board's familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Jefferson-Pilot Corporation
(diversified life insurance company), New Century Equity Holdings (formerly

31

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines,
Introgen and Viasystems, Group, Inc. (electronic manufacturer) (until 2003);
Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan
Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television (since
2002), WilTel Communications (until 2003) and Hayes Lemmerz International,
Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2005
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Greater China Opportunities Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you’ll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
Sovereign Asset Management	John Hancock Signature	Independent registered
LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	Deloitte & Touche LLP
Boston, MA 02199	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

6400A 12/05 2/06

JOHN HANCOCK

Large Cap Intrinsic Value Fund

12.31.2005 Annual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 33

For more information
page 37

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 12 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of December 31, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally investing
at least 80% of its
assets in equity
securities of
large-capitalization
companies (compa-
nies with market
capitalizations
in excess of
$4.5 billion.)

Over the past ten months
* Stock prices moved higher, but gains were restrained by rising interest rates, record energy prices and concerns that consumer spending would slow.

* The Fund benefited from strong stock selection across most sectors.

* Energy and utilities investments were among the Fund’s best performers.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

7.3%	Newmont Mining Corp.
5.9%	Suncor Energy, Inc.
5.6%	Williams Cos., Inc. (The)
5.3%	British Energy Group Plc
4.6%	Berkshire Hathaway, Inc. (Class B)
4.3%	News Corp.
4.1%	Novelis, Inc.
3.8%	Agnico-Eagle Mines Ltd.
3.7%	Telewest Global, Inc.
3.2%	British American Tobacco Plc

As a percentage of net assets on December 31, 2005.

1

BY TIMOTHY E. KEEFE, CFA, AND TIMOTHY M. MALLOY, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Large Cap Intrinsic Value Fund

The stock market fought an uphill battle in 2005. While earnings growth was solid, high energy prices pressured corporate and consumer balance sheets. Borrowing costs climbed, as the Federal Reserve continued raising short-term interest rates. In addition, housing stocks showed signs of topping, which triggered concerns that a slowdown in refinancings and home equity loans would dampen consumer spending. A record drop in consumer confi-dence followed the Gulf Coast hurricanes, adding to the market’s worries. Buffeted by these challenges, investor sentiment shifted, peaking over the summer before bottoming in October and rallying again late in the year. The Standard & Poor’s 500 Index ended 2005 with a 4.91% return including reinvested dividends.

Performance review

From inception on February 28, 2005, through December 31, 2005, John Hancock Large Cap Intrinsic Value Fund’s Class A, Class B, Class C and Class I shares returned 18.85%, 18.35%, 18.35% and 19.15%, respectively, at net asset value. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund came out well ahead of both the Standard & Poor’s 500 Index and the Russell 1000 Value Index, which returned 5.32% and 5.49%, respectively, over the same 10-month period. It also outpaced the average multi-cap core fund, which returned 6.99%, according to Lipper, Inc.1

“The stock market fought an uphill battle in 2005.”

Owning the right stocks

Strong stock selection across most sectors drove Fund performance. Our focus was on undervalued securities with assets worth more than their stock prices reflected. As the difference between valuations on small- and large-cap stocks and growth and value stocks compressed

2

Timothy Keefe Timothy Malloy

during the year, value opportunities became scarcer. We were able, however, to find companies with attractive valuations, high free cash flow businesses, improving prospects and management teams that could create value for shareholders. Our biggest emphasis was on sectors such as energy and utilities that have strong pricing power because investment has not kept up with demand, leading to shortages in supply. We avoided industries vulnerable to rising interest rates, such as banking, as well as stocks that rely on strong consumer spending, including retailers.

Standouts in energy and utilities

In the energy sector, our focus was on exploration and production companies with long-lived reserves that they could exploit for many years. We believe these companies are most likely to benefit from growing worldwide demand as well as high commodity prices. Suncor Energy, Inc. and Canadian Natural Resources Ltd., companies with years of reserves in the vast oil sands of Alberta, Canada, were among our top gainers. Williams Cos. Inc., a gas pipeline company with an exploration-and-production business, also rallied nicely as assets in the Rocky Mountains began to yield gas production well above investors’ expectations.

In the utilities sector, we targeted both low-cost producers that could take advantage of improved pricing and companies that were restructuring. British Energy Group Plc, a nuclear energy company that supplies roughly 20% of Great Britain’s power, posted sharp gains after a substantial financial restructuring. Allegheny Energy, Inc., a low-cost coal producer in Pennsylvania, benefited as the company shed assets and returned to its roots as a regulated utility. The stock also moved higher as investors anticipated the expiration of old contracts and the possibility that recent changes in legislation might lead to a buyout from a larger utility.

“Strong stock selection across most sectors drove Fund performance.”

Further gains from telecom and materials

The Fund had an above-average investment in telecommunications services with a focus on wireless companies. Leap Wireless International, which offers unlimited wireless phone services at a flat monthly rate, emerged from bankruptcy and climbed sharply as

3

Sector
distribution[2]

Energy -- 18%

Materials -- 13%

Utilities -- 10%

Consumer
staples -- 10%

Telecommunication
services -- 10%

Consumer
discretionary -- 9%

Industrials -- 8%

Financials -- 8%

Health care -- 8%

Information
technology -- 3%

more investors began to recognize the profitability of its business model. We took profits and sold our position. Telewest Global, Inc., a cable operator in Britain, further bolstered returns. It moved higher as a result of a buyout offer from competitor NTL, Inc., which the Fund also owned.

We invested heavily in precious metals stocks because we expected demand for gold to exceed supply. We also thought gold would be immune to geopolitical risk, serve as insurance against inflation and rally if the U.S. dollar weakened. For most of the year, precious metals stocks suffered as a strong U.S. dollar depressed gold prices and high oil and gas costs ate into profits. Late in the year, however, gold prices rallied against currencies worldwide. Agnico-Eagle Mines Ltd. in Canada and Newmont Mining Corp., which has premier properties throughout the world, were particularly strong performers. Their gains more than offset losses from Apex Silver Mines, a company with mines in South America whose stock declined amid concerns over the region’s political instability.

Scattered disappointments

The Fund had an underweight in financial stocks, which hurt performance as the sector rallied in the fourth quarter of the year. Stock selection was also weak. In particular, Willis Group Holdings, Ltd., an insurance broker, saw its stock price decline as compensation costs increased. We held on to the position, expecting Willis to ben-efit from improved industry pricing in the wake of the Gulf Coast hurricanes. Elsewhere, media stocks Liberty Global, Inc. and News Corp. fell as increased competition pressured the cable industry. Abbott Laboratories, a pharmaceutical company, also declined amid

4

concerns over patent expirations and a lack of new blockbuster drugs industry-wide. We thought Abbott’s valuation was attractive and added to our stake.

Opportunity for stock pickers ahead

We believe the market environment could be challenging as long as investors remain concerned about the high level of energy prices, rising interest rates and the potential for a slowdown in consumer spending. Given these conditions, we could see volatility in certain sectors during the coming year. Volatility, however, often creates buying opportunities for bottom-up stock pickers. Our plan is to use volatility to find advantageous entry points for large-cap stocks with strong cash flows and skilled management teams that have the potential to perform well, regardless of the market environment.

“Our plan is to use volatility to find advantageous entry points for large- cap stocks with strong cash flows and skilled management teams...”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended December 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	2-28-05	2-28-05	2-28-05	2-28-05

Cumulative total returns with maximum sales charge (POP)
Since inception	12.90%	13.35%	17.35%	19.15%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B	Class C	Class I1
Period beginning	2-28-05	2-28-05	2-28-05

Without sales charge	$11,835	$11,835	$11,915

With maximum sales charge	11,335	11,735	11,915

Index 1	10,532	10,532	10,532

Index 2	10,549	10,549	10,549

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index -- Index 2 -- is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,130.80	$7.25
Class B	1,128.20	9.66
Class C	1,128.20	9.66
Class I	1,132.60	5.64

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 30, 2005, with the same investment held until December 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 6-30-05	on 12-31-05	ended 12-31-05[1]

Class A	$1,018.40	$6.87
Class B	1,016.13	9.15
Class C	1,016.13	9.15
Class I	1,019.92	5.34

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 1.80%, 1.80% and 1.05% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on December 31, 2005

This schedule is divided into four main categories: common stocks, units, purchased options and short-term investments. The common stocks and units are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.34%		$3,398,244
(Cost $2,958,591)
Agricultural Products 2.98%		106,185

Corn Products International, Inc.	3,000	71,670

Delta & Pine Land Co.	1,500	34,515
Aluminum 4.08%		145,394

Novelis, Inc. (Canada)	6,960	145,394
Brewers 1.95%		69,595

Anheuser-Busch Cos., Inc.	1,620	69,595
Broadcasting & Cable TV 8.91%		317,469

Liberty Global, Inc. (Class A) (I)	2,900	65,250

Liberty Global, Inc. (Class C) (I)	3,600	76,320

News Corp. (Class B)	9,120	151,483

Time Warner, Inc.	1,400	24,416
Computer Hardware 0.94%		33,374

Brocade Communications Systems, Inc. (I)	8,200	33,374
Diversified Metals & Mining 4.35%		155,174

Agnico-Eagle Mines Ltd. (Canada) (L)	6,900	136,344

Freeport-McMoRan Copper & Gold, Inc. (Class B)	350	18,830
Electric Utilities 3.10%		110,469

Korea Electric Power Corp., American Depositary Receipt (ADR)
(South Korea)	5,668	110,469
Electrical Components & Equipment 1.71%		60,955

Samsung Electronics Co., Ltd., Global Depositary Receipt (GDR)
(South Korea) (S)	187	60,955
Environmental Services 1.78%		63,382

Clean Harbors, Inc. (I)	2,200	63,382

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Food Retail 2.58%		$92,074

Tesco Plc (United Kingdom)	16,143	92,074
Gold 7.31%		260,592

Newmont Mining Corp.	4,880	260,592
Health Care Equipment 1.35%		48,128

Hospira, Inc. (I)	1,125	48,128
Insurance Brokers 2.38%		84,962

Willis Group Holdings Ltd. (Bermuda)	2,300	84,962
Integrated Oil & Gas 6.74%		240,034

Amerada Hess Corp.	250	31,705

Suncor Energy, Inc. (Canada)	3,300	208,329
Integrated Telecommunication Services 7.47%		266,197

Chunghwa Telecom Co., Ltd., (ADR) (Taiwan)	4,425	81,199

NTL, Inc. (I)	800	54,464

Telewest Global, Inc. (United Kingdom) (I)	5,480	130,534
Life & Health Insurance 1.19%		42,450

Prudential Financial, Inc.	580	42,450
Metal & Glass Containers 1.23%		43,942

Crown Holdings, Inc. (I)	2,250	43,942
Multi-Utilities & Unregulated Power 7.10%		253,106

British Energy Group Plc (United Kingdom) (I)	21,290	189,746

Constellation Energy Group	1,100	63,360
Oil & Gas Drilling 1.49%		52,965

GlobalSantaFe Corp. (Cayman Islands)	1,100	52,965
Oil & Gas Exploration & Production 2.10%		74,921

Canadian Natural Resources Ltd. (Canada)	500	24,810

CNX Gas Corp. (I)(S)	2,415	50,111
Oil & Gas Refining, Marketing & Transportation 5.56%		198,104

Williams Cos., Inc. (The)	8,550	198,104
Pharmaceuticals 6.28%		223,807

Abbot Laboratories	1,800	70,974

OSI Pharmaceuticals, Inc. (I)	1,450	40,658

Pfizer, Inc.	2,400	55,968

Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)	1,449	56,207
Reinsurance 4.61%		164,388

Berkshire Hathaway, Inc. (Class B) (I)	56	164,388

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer			Shares	Value
Systems Software 2.64%				$94,140

Microsoft Corp.			3,600	94,140

Tobacco 3.23%				115,191

British American Tobacco Plc (United Kingdom)			5,150	115,191

Wireless Telecommunication Services 2.28%				81,246

Sprint Nextel Corp.			3,478	81,246

			Number of
Issuer			Units	Value

Units 2.13%				$75,938
(Cost $65,737)
Oil & Gas Exploration & Production 2.13%				75,938

Enerplus Resources Fund (Canada)			1,580	75,938

	Number of	Exercise	Expiration
Issuer	Contracts	Price	Date	Value

Purchased options 1.03%				$36,813
(Cost $50,158)
PUTS
Alliance Data Systems	10	$40	March 06	$5,000
Capital One Financial	10	75	March 06	400
Dell Inc.	5	32	August 06	1,700
iShares Russell 2000 Index	44	65	May 06	10,120
JP Morgan Chase	14	35	March 06	210
Lehman Brothers	3	110	April 06	390
MBIA, Inc.	4	55	February 06	320
MGIC Investment Corp.	12	60	March 06	1,320
Moody’s Corp.	4	50	May 06	220
Nasdaq 100	4	40	January 07	860
Retail Holders Trust	12	95	January 07	6,960
SCP Pool Corp.	18	35	July 06	3,600
S&P 500 Depositary Receipt	7	126	June 06	2,723
Target Corp.	26	50	April 06	2,990

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

Issuer, description	Shares	Value

Short-term investments 3.85%		$137,125
(Cost $137,125)
Cash Equivalents 3.85%		137,125

AIM Cash Investment Trust (T)	137,125	137,125

Total investments 102.35%		$3,648,120

Other assets and liabilities, net (2.35%)		($83,997)

Total net assets 100.00%		$3,564,123

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $111,066 or 3.12% of the Fund’s net assets as of December 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

December 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $3,211,611) including
$134,436 of securities loaned	$3,648,120
Cash	69,548
Dividends receivable	4,535
Receivable from affiliates	10,196
Other assets	8
Total assets	3,732,407

Liabilities
Payable for investments purchased	7,317
Payable upon securities loaned	137,125
Payable to affiliates
Management fees	4,346
Distribution and service fees	249
Other	145
Other payables and accrued expenses	19,102
Total liabilities	168,284

Net assets
Capital paid-in	3,090,434
Accumulated net realized gain on investments,
foreign currency transactions and purchased options	36,136
Net unrealized appreciation of investments
and purchased options	436,509
Accumulated net investment income	1,044
Net assets	$3,564,123

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($3,208,335 ÷ 277,342 shares)	$11.57
Class B ($118,331 ÷ 10,273 shares)	$11.52
Class C ($118,331 ÷ 10,273 shares)	$11.52
Class I ($119,126 ÷ 10,271 shares)	$11.60

Maximum offering price per share
Class A1 ($11.57 ÷ 95%)	$12.18

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended December 31, 2005[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $1,406)	$24,923
Interest	12,120
Securities lending	123
Total investment income	37,166

Expenses
Investment management fees	20,203
Class A distribution and service fees	7,274
Class B distribution and service fees	714
Class C distribution and service fees	714
Transfer agent fees	1,374
Registration and filing fees	15,320
Printing	10,837
Professional fees	10,073
Custodian fees	10,003
Miscellaneous	726
Accounting and legal services fees	673
Trustees’ fees	101
Compliance fees	100
Security lending fees	6
Total expenses	78,118
Less expense reductions	(41,132)
Net expenses	36,986
Net investment income	180

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	128,568
Foreign currency transactions	(6)
Purchased options	(1,128)
Change in net unrealized appreciation (depreciation) of
Investments	449,854
Purchased options	(13,345)
Net realized and unrealized gain	563,943
Increase in net assets from operations	$564,123
[1] Beginning of operations from 2-28-05 through 12-31-05.

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed since
inception of the
Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

Period
ended
12-31-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$180
Net realized gain	127,434
Change in net unrealized appreciation	436,509
Increase in net assets resulting from operations	564,123
Distributions to shareholders
From net realized gain
Class A	(83,622)
Class B	(3,097)
Class C	(3,097)
Class I	(3,097)
(92,913)
From Fund share transactions	3,092,913

Net assets
End of period[2]	$3,564,123

1 Beginning of operations from 2-28-05 through 12-31-05.

2 Includes accumulated net investment income of $1,044.

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations of the fund.

Period ended	12-31-05[1]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	--[3]
Net realized and unrealized
gain on investments	1.88
Total from
investment operations	1.88
Less distributions
From net realized gain	(0.31)
Net asset value, end of period	$11.57
Total return[4] (%)	18.85[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3
Ratio of expenses
to average net assets (%)	1.35[7]
Ratio of adjusted expenses
to average net assets[8] (%)	2.88[7]
Ratio of net investment income
to average net assets (%)	0.03[7]
Portfolio turnover (%)	77

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-05[1]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.04)
Net realized and unrealized
gain on investments	1.87
Total from
investment operations	1.83
Less distributions
From net realized gain	(0.31)
Net asset value, end of period	$11.52
Total return[4] (%)	18.35[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[9]
Ratio of expenses
to average net assets (%)	1.85[7]
Ratio of adjusted expenses
to average net assets[8] (%)	3.38[7]
Ratio of net investment loss
to average net assets (%)	(0.47)[7]
Portfolio turnover (%)	77

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-05[1]

Per share operating performance
Net asset value,
beginning of period	$10.00
Net investment loss[2]	(0.04)
Net realized and unrealized
gain on investments	1.87
Total from
investment operations	1.83
Less distributions
From net realized gain	(0.31)
Net asset value, end of period	$11.52
Total return[4] (%)	18.35[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[9]
Ratio of expenses
to average net assets (%)	1.85[7]
Ratio of adjusted expenses
to average net assets[8] (%)	3.38[7]
Ratio of net investment loss
to average net assets (%)	(0.47)[7]
Portfolio turnover (%)	77

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-05[1]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized
gain on investments	1.88
Total from
investment operations	1.91
Less distributions
From net realized gain	(0.31)
Net asset value, end of period	$11.60
Total return[4] (%)	19.15[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[9]
Ratio of expenses
to average net assets (%)	1.05[7]
Ratio of adjusted expenses
to average net assets[8] (%)	2.58[7]
Ratio of net investment income
to average net assets (%)	0.33[7]
Portfolio turnover (%)	77

1 Beginning of operations from 2-28-05 through 12-31-05.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Annualized.

8 Does not take into consideration expense reductions during the period shown.

9 Less than $500,000.

See notes to financial statements.

20

NOTES TO STATEMENTS

Note A Accounting policies
John Hancock Large Cap Intrinsic Value Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:
Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as

21

of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes.

Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contract’s terms (“credit risk”) or if the Fund

22

is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended December 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. As of December 31, 2005, the Fund loaned securities having a market value of $134,436 collateralized by cash in the amount of $137,125. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005 the tax character of distributions paid was as follows: ordinary income $92,913. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2005, the components of distributable earnings on a tax basis included $32,536 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax-basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

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Note B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.05% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C and Class I shares, at least until April 30, 2006.

Accordingly, the expense reductions related to this total expense limitation amounted to $39,758 for the period ended December 31, 2005. The Adviser reserves the right to terminate these limitations in the future.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended December 31, 2005 JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended December 31, 2005, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its

24

relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Accordingly, the expense reduction related to the transfer fee waiver amounted to $1,374 for the period ended December 31, 2005. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $673. The Fund also paid the Adviser the amount of $1,237 for certain publishing services. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 277,342 Class A, 10,273 Class B, 10,273 Class C and 10,271 Class I shares of ben-eficial interest of the Fund on December 31, 2005.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note C Fund share transactions

This listing illustrates the number of Fund shares sold and reinvested during the last period, along with the corresponding dollar value.

	Period ended 12-31-05[1]
	Shares	Amount

Class A shares
Sold	270,000	$2,700,000
Distributions reinvested	7,342	83,622
Net increase	277,342	$2,783,622

Class B shares
Sold	10,000	$100,000
Distributions reinvested	273	3,097
Net increase	10,273	$103,097

Class C shares
Sold	10,000	$100,000
Distributions reinvested	273	3,097
Net increase	10,273	$103,097

Class I shares
Sold	10,000	$100,000
Distributions reinvested	271	3,097
Net increase	10,271	$103,097

Net increase	308,159	$3,092,913

1 Beginning of operations from 2-28-05 through 12-31-05.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 31, 2005, aggregated $4,953,506 and $2,051,786, respectively.

The cost of investments owned on December 31, 2005, including short-term investments, for federal income tax purposes, was $3,202,187. Gross  unrealized appreciation and depreciation of investments aggregated $482,024 and $36,091, respectively, resulting in net unrealized appreciation of $445,933. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E Reclassification of accounts

During the period ended December 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $1,615, an increase in accumulated net investment income of $864 and a decrease in capital paid-in of $2,479. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to

26

certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss, non-deductible 12b-1 fees and certain foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

Change in independent auditor (unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

27

AUDITORS’ REPORT

Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
To the Board of Trustees of the John Hancock Investment Trust and Shareholders of John Hancock Large Cap Intrinsic Value Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Large Cap Intrinsic Value Fund (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the period from February 28, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the period from February 28, 2005 (commencement of operations) through December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

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TAX INFORMATION
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended December 31, 2005.

The Fund designated distributions to shareholders of $92,913 as capital gain dividends.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended December 31, 2005, none of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders were mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

29

Board Consideration
of Investment
Advisory Agreement:
John Hancock
Large Cap Intrinsic
Value Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Large Cap Intrinsic Value Fund (the “Fund”).

At a meeting held on December 14, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also considered information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the funds’ investment policies and restrictions, and with the funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the median fee paid by a group of similar funds selected by the Adviser. The Board

30

noted that the Advisory Agreement Rate was slightly lower than the average advisory fee rate for the Morningstar Large Cap Value Category. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be slightly higher than the average total expense ratio of the Morningstar Large Cap Value Category. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered
relevant at the time

In light of the fact that the Fund had not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers whether to continue the Advisory Agreement, were not germane to its initial approval.

Other factors and
broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

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At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affiliate of the Adviser (the “Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Sub-Adviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, which was discussed in the last shareholders report, the Board's familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

32

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Jefferson-Pilot Corporation
(diversified life insurance company), New Century Equity Holdings (formerly

33

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines,
Introgen and Viasystems, Group, Inc. (electronic manufacturer) (until 2003);
Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan
Chase Bank (formerly Texas Commerce Bank - Austin), LIN Television (since
2002), WilTel Communications (until 2003) and Hayes Lemmerz International,
Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

34

Non-Independent Trustee3

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952	2005
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947	2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

John G. Vrysen, Born: 1955	2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

35

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
Sovereign Asset Management	John Hancock Signature	Independent registered
LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	Deloitte & Touche LLP
Boston, MA 02199	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of
the shareholders of John Hancock	6900A 12/05
Large Cap Intrinsic Value Fund.	2/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $111,150 for the fiscal year ended December 31, 2004 (broken out as follows: John Hancock Balanced Fund - $32,750, John Hancock Large Cap Equity Fund - $38,700 and John Hancock Sovereign Investors Fund - $39,700) and $134,200 for the fiscal year ended December 31, 2005 (broken out as follows: John Hancock Balanced Fund - $34,500, John Hancock Large Cap Equity Fund - $41,150, John Hancock Large Cap Intrinsic Value Fund - $8,700, John Hancock Small Cap Intrinsic Value Fund - $8,700 and John Hancock Sovereign Investors Fund - $41,150). John Hancock Large Cap Intrinsic Value Fund and John Hancock Small Cap Intrinsic Value Fund are both in their first year of operation. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2004 and fiscal year ended December 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $6,750 for the fiscal year ended December 31, 2004 (broken out as follows: John Hancock Balanced Fund - $2,250, John Hancock Large Cap Equity Fund - $2,250 and John Hancock Sovereign Investors Fund - $2,250) and $11,900 for the fiscal year ended December 31, 2005 broken out as follows: John Hancock Balanced Fund - $2,400, John Hancock Large Cap Equity Fund - $2,400, John Hancock Large Cap Intrinsic Value Fund - $2,350, John Hancock Small Cap Intrinsic Value Fund - $2,350 and John Hancock Sovereign Investors Fund - $2,400). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended December 31, 2004 and fiscal year ended December 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $71,750 for the fiscal year ended December 31, 2004, and $14,100 for the fiscal year ended December 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2006

By: /s/ John G. Vrysen
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John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: February 27, 2006